Consolidated Schedule of Investments PIMCO Dynamic Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 37.7%
Aligned Data Centers International LP 7.799% due 05/16/2028 «~		$30,300	$30,386
Altice France SA
5.785% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	2,300	2,141
8.285% (EUR003M + 5.500%) due 08/15/2028 ~		1,497	1,455
9.802% due 08/15/2028 •		$58,766	52,823
AP Core Holdings LLC
9.939% due 09/01/2027		425	387
9.939% due 09/01/2027 •		2,351	2,131
Apple Bidco LLC 6.825% due 09/23/2031		4,589	4,561
Bausch Health Cos., Inc. TBD% due 09/25/2030		36,400	35,080
Central Parent, Inc. 7.549% due 07/06/2029 ~		78,583	67,679
CIRCOR International, Inc. TBD% due 06/20/2029 «µ		1,066	1,086
Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ		6,575	6,478
8.295% due 12/09/2031 •		47,100	46,658
Clover Holdings SPV III LLC 15.000% due 12/09/2027		2,369	2,422
Comexposium
1.138% - 4.414% due 10/16/2031 «•	EUR	11,174	14,076
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		64,347	81,058
4.969% due 03/28/2026 «•		18,770	23,644
CoreWeave Compute Acquisition Co. LLC
TBD% - 10.322% due 05/16/2029 «µ		$79,200	79,556
13.908% - 13.950% due 06/30/2028 «		19,388	20,407
Cotiviti Corp. TBD% due 03/26/2032		5,100	4,992
Databricks, Inc.
TBD% due 01/03/2031 «µ		2,809	2,830
TBD% due 01/03/2031 «		12,691	12,786
Encina Private Credit LLC TBD% - 8.911% due 11/30/2025 «µ		1,810	1,779
Envision Healthcare Corp.
11.152% due 07/20/2026 «		15,953	15,953
12.277% due 11/03/2028 «		115,342	117,072
12.575% due 12/30/2027		57,810	58,128
Espai Barca Fondo De Titulizacion TBD% - 5.000% due 06/30/2028 «~	EUR	22,197	27,915
Finastra U.S.A., Inc.
TBD% - 11.428% due 09/13/2029 «µ		$109	109
TBD% - 11.428% due 09/13/2029 «		1,384	1,401
First Brands Group LLC 9.552% due 03/30/2027 ~		8,285	7,720
Forward Air Corp. 8.791% due 12/19/2030 ~		75,354	73,348
Galaxy U.S. Opco, Inc.
9.041% - 9.291% due 07/31/2030 ~		8,700	7,358
9.041% - 9.291% due 07/31/2030		24,411	20,645
Gateway Casinos & Entertainment Ltd. 10.545% due 12/18/2030		67,816	68,664
GFL Environmental, Inc. 6.819% due 02/04/2032		5,000	4,963
GIP II Blue Holding LP 8.075% due 09/29/2028		1	1
Gray Television, Inc. 9.573% due 06/04/2029 ~		12,074	11,712
Harp Finco Ltd. TBD% - 9.956% due 01/30/2032 «	GBP	19,324	24,463
Hudson's Bay Co. TBD% due 04/03/2026 «		$15,787	15,561
iHeartCommunications, Inc. 10.209% due 05/01/2029		15,161	12,362
Ivanti Software, Inc. 8.817% due 12/01/2027 «~		86,972	67,213
J&J Ventures Gaming LLC 9.439% due 04/26/2028 «~		9,323	9,406
Kaseya, Inc.
TBD% due 03/22/2032		9,530	9,512
9.325% due 03/05/2033		6,900	6,913

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Lealand Finance Co. BV 7.439% due 06/30/2027 ~		385	204
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% due 12/31/2027 ~		6,460	2,810
Level 3 Financing, Inc. TBD% due 03/27/2032		800	792
Lifepoint Health, Inc. 8.052% due 05/17/2031 ~		32,602	31,692
Lumen Technologies, Inc.
6.789% due 04/15/2029 •		89,405	86,151
6.789% due 04/15/2030 •		72,684	69,947
MH Sub LLC 8.575% due 12/31/2031		4,988	4,595
MPH Acquisition Holdings LLC
8.037% due 12/31/2030		1,009	1,002
9.149% due 12/31/2030		10,367	8,557
Newfold Digital 7.929% due 02/10/2028 «~		68,460	51,003
Numericable Group SA
TBD% due 07/31/2025	EUR	200	186
TBD% (US0003M + 2.750%) due 07/31/2025 ~		$2,000	1,740
Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~	GBP	43,500	56,156
Peraton Corp. 8.175% due 02/01/2028		$33,538	29,924
Polaris Newco LLC 8.302% due 06/02/2028 ~		1,596	1,531
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	77,460	59,220
Project Alpha Intermediate Holding, Inc.
TBD% due 11/22/2032		$3,500	3,487
7.549% due 10/28/2030 ~		6	6
Project Quasar Pledgco SLU 5.642% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	12,110	12,374
Promotora de Informaciones SA
7.714% (EUR003M + 4.970%) due 06/30/2026 «~		5,200	5,623
7.964% (EUR003M + 5.220%) due 12/31/2026 ~		110,716	118,206
Promotora de Informaciones SA (5.714% Cash and 5.000% PIK) 10.714% (EUR003M + 2.970%) due 06/30/2027 ~		5,152	5,389
PURIS LLC 10.049% - 10.055% due 06/30/2031 «		$15,106	15,161
Quantum Bidco Ltd. 10.231% due 01/31/2028	GBP	15,500	19,972
Republic of Cote d'lvoire 7.422% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	400	435
Republic of Kenya 11.900% (PRIME + 4.400%) due 04/05/2028 «~		$5,000	4,928
SCUR-Alpha 1503 GmbH
8.112% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	16,993
9.791% due 03/29/2030 ~		$61,940	57,903
Softbank Vision Fund II 6.000% due 12/23/2025 «•		25,849	25,614
Spruce Bidco, Inc.
TBD% due 01/30/2032 «µ		2,245	2,217
TBD% due 01/30/2032 «	CAD	1,799	1,235
TBD% due 01/30/2032 «		$9,964	9,839
6.000% due 02/02/2032 «	JPY	192,883	1,270
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026	EUR	53,179	9,519
10.000% due 06/30/2026 •		215,405	81,770
10.000% due 06/30/2026 ~		18,821	5,607
Subcalidora 2 SARL 8.105% (EUR003M + 5.750%) due 08/14/2029 «~		52,304	56,839
Syniverse Holdings, Inc. 11.299% due 05/13/2027 •		$110,772	109,022
Tecta America Corp. 7.325% due 02/18/2032		2,100	2,087
Thames Water Utilities Ltd. TBD% - 5.475% due 11/28/2025	GBP	7,235	7,278
The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	48,100	51,877
TBD% due 12/04/2031 ~		$9,500	9,393
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	176,657	9,539
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		$163,347	152,763
Ubisoft Entertainment SA
TBD% due 12/21/2025 «	EUR	7,589	8,001
TBD% due 12/22/2025 «(k)		5,500	5,694
Unicorn Bay 13.000% due 12/31/2026 «	HKD	376,758	48,660
VEON Ltd. TBD% due 03/25/2027 «		$8,800	8,668
Veritas U.S., Inc. 16.799% due 12/09/2029		5,086	5,108

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Vista Management Holding, Inc. TBD% due 03/26/2031 «		450	447
Westmoreland Coal Co. 8.000% due 03/15/2029 «		7,231	2,712
X Corp. 10.949% due 10/26/2029 ~		64,000	63,680

Total Loan Participations and Assignments (Cost $2,511,870)			2,399,660

CORPORATE BONDS & NOTES 30.0%
BANKING & FINANCE 5.0%
ADLER Real Estate GmbH 3.000% due 04/27/2026 (m)	EUR	25,200	26,690
Alamo Re Ltd.
12.042% due 06/07/2027 ~		$1,250	1,312
15.542% due 06/08/2026 ~		1,300	1,365
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		185	255
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		10,500	10,208
Armor RE Ltd.
12.792% due 01/07/2032 •		600	609
14.542% due 05/07/2031 ~		500	526
Azule Energy Finance PLC 8.125% due 01/23/2030 (m)		2,800	2,808
Bayou Re Ltd.
12.782% due 04/30/2031 •		250	265
22.782% due 04/30/2031 ~		250	281
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	10,000	10,828
Bonanza RE Ltd. 4.282% due 01/08/2026 ~		$400	325
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 ~		500	489
Cape Lookout Re Ltd. 12.282% due 04/05/2027 •		6,500	6,682
Charles River Re Ltd. 11.042% due 05/10/2031 •		250	255
CI Financial Corp. 7.500% due 05/30/2029 (m)		600	629
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		400	47
4.450% due 08/17/2026 ^(e)		300	35
5.250% due 05/13/2026 ^(e)		200	24
Claveau Re Ltd. 21.542% due 07/08/2028 ~		6,615	2,150
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	466	453
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)		318	139
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		$200	20
3.125% due 10/22/2025 ^(e)		1,200	120
3.875% due 10/22/2030 ^(e)		800	80
4.800% due 08/06/2030 ^(e)		200	20
6.150% due 09/17/2025 ^(e)		1,000	98
Credit Suisse AG AT1 Claim		5,060	607
East Lane Re Ltd. 13.542% due 03/31/2026 ~		1,100	1,108
Everglades Re Ltd.
14.792% due 05/13/2031 •		4,260	4,496
15.792% due 05/13/2031 •		4,260	4,496
17.042% due 05/13/2027 •		4,260	4,477
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,350	11,517
GN Bondco LLC 9.500% due 10/15/2031 (m)		26,309	26,342
Greengrove RE Ltd. 12.042% due 04/08/2032 •		1,500	1,506
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034 (m)		1,700	1,681
Hestia Re Ltd.
11.042% due 03/13/2032 ~		500	499
12.542% due 03/13/2032 ~		500	499
Hudson Pacific Properties LP
3.950% due 11/01/2027 (m)		200	177
5.950% due 02/15/2028 (m)		200	174
Integrity RE Ltd.
12.282% due 06/06/2027 ~		250	250
14.032% due 06/06/2027 •		250	250
16.532% due 06/06/2028 ~		800	806
Integrity Re Ltd.
21.292% due 06/08/2026 •		3,200	3,451
27.292% due 06/08/2026 ~		3,200	3,320

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Integrity RE Ltd. 29.782% due 06/06/2027 ~		1,400	1,394
Itau Unibanco Holding SA 6.000% due 02/27/2030 (m)		3,500	3,577
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (m)		5,293	5,266
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025 (m)	EUR	2,463	2,631
Long Walk Reinsurance Ltd. 14.032% due 01/30/2031 •		$5,800	5,891
Longleaf Pine Re Ltd. 21.792% due 05/27/2031 ~		700	742
Nature Coast Re Ltd.
14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(c)		1,200	1,200
14.282% due 12/07/2030 ~		824	867
Orange Capital RE DAC 8.678% due 01/17/2029 ~	EUR	300	326
Palm RE Ltd. 13.792% due 06/09/2031 •		$250	264
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(m)		4,677	3,298
Polestar Re Ltd.
14.792% due 01/07/2028 •		2,300	2,378
17.542% due 01/07/2027 •		6,500	6,726
Preferred Term Securities Ltd. 4.930% due 09/23/2035 •		14	14
Purple Re Ltd. 13.282% due 06/07/2027 •		700	740
Quercus Re DAC 10.606% due 01/06/2031 ~	EUR	300	337
Sabine Re Ltd. 12.532% due 04/07/2031 ~		$300	311
Sanders Re Ltd. 17.292% due 04/09/2029 •		11,610	11,550
SLM Corp. 6.500% due 01/31/2030 (m)		400	411
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		23	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		23	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		47	6
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		70	8
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		70	8
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		33	4
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (m)	EUR	57,661	19,477
Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$2,200	2,300
11.532% due 06/07/2032 •		1,300	1,367
13.282% due 06/05/2031 •		700	728
Uniti Group LP
6.000% due 01/15/2030 (m)		64,751	56,125
6.500% due 02/15/2029 (m)		17,515	15,758
10.500% due 02/15/2028 (m)		24,094	25,613
Ursa Re Ltd.
11.782% due 02/22/2028 ~		3,700	3,742
13.542% due 12/07/2028 •		6,800	7,208
Veraison Re Ltd.
9.292% due 03/08/2033 ~		300	301
16.824% due 03/10/2031 •		4,600	4,896
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		55,021	0
Windmill Re DAC 7.986% due 07/05/2028 ~	EUR	250	275
Winston RE Ltd. 10.792% due 02/21/2028 ~		$300	300

			318,414

INDUSTRIALS 22.4%
Acadia Healthcare Co., Inc. 7.375% due 03/15/2033 (m)		4,500	4,501
Altice France Holding SA
4.000% due 02/15/2028	EUR	5,125	1,685
6.000% due 02/15/2028		$3,300	969
8.000% due 05/15/2027	EUR	40,100	13,267
10.500% due 05/15/2027		$36,590	10,744
Altice France SA
3.375% due 01/15/2028	EUR	19,500	16,808
4.000% due 07/15/2029		1,300	1,123
4.125% due 01/15/2029		100	86
4.250% due 10/15/2029		14,800	12,811

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.125% due 01/15/2029		$6,436	5,060
5.125% due 07/15/2029		54,564	42,819
5.500% due 01/15/2028		9,800	7,844
5.500% due 10/15/2029		18,959	15,050
5.875% due 02/01/2027	EUR	300	290
8.125% due 02/01/2027		$20,300	18,168
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	61,000	66,677
12.250% due 03/30/2029 (m)		$31,628	32,534
Aris Water Holdings LLC 7.250% due 04/01/2030		1,700	1,721
Axon Enterprise, Inc.
6.125% due 03/15/2030 (m)		1,400	1,416
6.250% due 03/15/2033 (m)		1,000	1,013
B.C. Ltd. 10.000% due 04/15/2032 (c)		14,000	13,929
Capstone Copper Corp. 6.750% due 03/31/2033		700	698
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (d)(m)		4,153	4,400
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)(m)		14,143	15,474
Central Parent LLC 8.000% due 06/15/2029 (m)		12,700	11,159
Central Parent, Inc. 7.250% due 06/15/2029 (m)		4,210	3,648
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028 (m)	EUR	23,100	22,824
5.500% due 01/15/2028 (m)		$20,500	18,364
7.500% due 05/15/2030	EUR	10,543	10,546
Chord Energy Corp. 6.750% due 03/15/2033 (m)		$4,000	3,983
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		26,062	15,654
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		1,436	1,530
Deluxe Corp. 8.125% due 09/15/2029 (m)		300	302
DISH DBS Corp.
5.250% due 12/01/2026		80,815	74,335
5.750% due 12/01/2028		91,806	77,596
Diversified Gas & Oil Corp. 9.750% due 04/09/2029 «(c)		375	369
Ecopetrol SA
7.750% due 02/01/2032 (m)		101,100	99,310
8.375% due 01/19/2036 (m)		1,890	1,843
8.875% due 01/13/2033 (m)		3,500	3,615
ELO SACA
2.875% due 01/29/2026 (m)	EUR	2,200	2,334
3.250% due 07/23/2027 (m)		25,800	26,525
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (d)		$624	92
Flora Food Management BV 6.875% due 07/02/2029 (m)	EUR	10,200	11,222
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		$300	221
8.625% due 04/28/2034		1,081	865
goeasy Ltd. 7.375% due 10/01/2030 (c)		2,900	2,848
HF Sinclair Corp. 5.750% due 01/15/2031 (m)		3,550	3,597
Incora Intermediate LLC 0.000% due 01/31/2030 «		66,873	66,873
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(e)(k)		49,687	71,802
INEOS Finance PLC 5.625% due 08/15/2030 (m)	EUR	1,400	1,514
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		$91,639	87,290
Inter Media & Communication SpA 6.750% due 02/09/2027 (m)	EUR	2,112	2,315
JetBlue Airways Corp. 9.875% due 09/20/2031 (m)		$25,352	25,046
LifePoint Health, Inc. 8.375% due 02/15/2032 (m)		3,600	3,628
Motion Finco SARL 8.375% due 02/15/2032 (m)		1,200	1,168
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (m)		30,075	21,839
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)(m)		4,620	4,017
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		37,300	22,380
11.750% due 10/15/2028 «		13,109	10,749
Noble Finance LLC 8.000% due 04/15/2030 (m)		2,800	2,800

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Olin Corp. 6.625% due 04/01/2033		900	876
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		14,345	12,616
6.840% due 01/23/2030 (m)		6,700	6,145
8.750% due 06/02/2029 (m)		11,420	11,423
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		31,100	29,378
ProFrac Holdings LLC 11.538% due 01/23/2029 ~(m)		21,822	22,586
Rivian Holdings LLC 10.502% due 10/15/2026 ~(m)		57,210	57,707
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	200	181
Snap, Inc. 6.875% due 03/01/2033 (m)		$1,500	1,501
Sunoco LP 6.250% due 07/01/2033		1,800	1,803
TGS ASA 8.500% due 01/15/2030 (m)		1,400	1,449
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	900	713
1.250% due 01/31/2032		300	236
1.604% due 12/23/2027		$400	287
2.375% due 04/22/2040	GBP	100	94
2.625% due 01/24/2032		600	565
3.500% due 02/25/2028		300	284
4.000% due 04/18/2027	EUR	500	403
4.375% due 01/18/2031		1,100	880
4.375% due 07/03/2034	GBP	900	863
4.625% due 06/04/2046		600	577
5.125% due 09/28/2037		300	288
5.500% due 02/11/2041		1,200	1,170
6.500% due 02/09/2032		400	388
7.125% due 04/30/2031		200	197
7.750% due 04/30/2044		400	402
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (h)		112	117
Times Square Hotel Trust 8.528% due 08/01/2026		$927	931
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)(m)		18,029	5,859
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		13,765	12,303
5.750% due 09/30/2039 (m)		46,445	44,765
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (m)		13,209	11,294
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	7,000	6,853
Valaris Ltd. 8.375% due 04/30/2030		$6,000	6,011
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	830,470	49,937
Venture Global LNG, Inc.
9.500% due 02/01/2029 (m)		$22,668	24,321
9.875% due 02/01/2032 (m)		11,030	11,722
Viridien
7.750% due 04/01/2027	EUR	30,383	33,490
8.500% due 10/15/2030		18,500	20,544
10.000% due 10/15/2030		$12,700	13,025
Wayfair LLC 7.750% due 09/15/2030 (m)		5,300	5,130
WESCO Distribution, Inc. 6.375% due 03/15/2033 (m)		4,700	4,728
WEX, Inc. 6.500% due 03/15/2033 (m)		1,000	990
Williams Scotsman, Inc. 6.625% due 04/15/2030		900	910
Xerox Corp.
10.250% due 10/15/2030 (c)		2,300	2,288
13.500% due 04/15/2031 (c)		2,300	2,205
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,108	1,095
Yinson Boronia Production BV 8.947% due 07/31/2042 (m)		10,199	10,776
YPF SA 8.250% due 01/17/2034		600	594

			1,426,190

UTILITIES 2.6%
Edison International 6.250% due 03/15/2030 (m)		1,700	1,722
FORESEA Holding SA 7.500% due 06/15/2030 (m)		2,711	2,621

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Gazprom PJSC Via Gaz Finance PLC 3.000% due 06/29/2027		200	143
NGD Holdings BV 6.750% due 12/31/2026 (m)		4,729	4,256
Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (d)		22,702	18,985
10.000% due 06/30/2027 (d)(m)		83,079	69,475
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (d)		147,720	15,510
Peru LNG SRL 5.375% due 03/22/2030 (m)		35,045	32,549
Raizen Fuels Finance SA
6.700% due 02/25/2037 (m)		4,600	4,608
6.950% due 03/05/2054 (m)		4,100	4,000
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040 (m)		4,887	4,551
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		8,900	9,314

			167,734

Total Corporate Bonds & Notes (Cost $2,094,654)			1,912,338

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	2,423	1,061
PennyMac Corp. 5.500% due 03/15/2026 (m)		$7,700	7,658

Total Convertible Bonds & Notes (Cost $10,490)			8,719

MUNICIPAL BONDS & NOTES 0.6%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		850	878

MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		23,000	3,092

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		355,485	33,499

Total Municipal Bonds & Notes (Cost $49,595)			37,469

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
0.000% due 10/25/2042 •(m)		1,015	835
1.040% due 08/25/2043 ~(a)		16,343	613
1.466% due 07/25/2041 •(a)(m)		1,345	133
1.546% due 08/25/2038 •(a)		333	22
1.596% due 08/25/2049 •(a)		141	16
1.596% due 07/25/2059 •(a)(m)		5,710	680
1.616% due 10/25/2040 •(a)(m)		1,342	73
1.696% due 02/25/2043 •(a)(m)		1,267	141
1.896% due 12/25/2037 •(a)		29	2
2.066% due 09/25/2037 •(a)		226	15
2.146% due 03/25/2040 •(a)(m)		691	32
2.186% due 12/25/2036 •(a)(m)		970	109
2.196% due 11/25/2036 •(a)		32	1
2.266% due 06/25/2037 •(a)		137	9
2.353% due 01/25/2041 •(m)		2,390	2,384
2.389% due 10/25/2060 ~(a)(m)		14,825	1,116
2.526% due 03/25/2038 •(a)		609	70
2.546% due 02/25/2038 •(a)		368	43
3.000% due 01/25/2042 (a)		66	2
3.500% due 08/25/2032 (a)		511	42
3.500% due 06/25/2050 (a)(m)		15,075	2,734
4.000% due 06/25/2050 (a)(m)		1,898	372
4.500% due 04/25/2042 (a)		472	51
5.000% due 01/25/2048 (a)(m)		3,614	799
Freddie Mac
0.000% due 11/15/2048 •(a)(m)		30,012	1,436
0.700% due 11/25/2055 ~(a)(m)		254,933	15,657
1.150% due 09/15/2041 •(m)		602	559
1.487% due 04/15/2039 •(a)(m)		965	107
1.646% due 06/25/2050 •(a)(m)		884	102
1.687% due 01/15/2047 •(a)		219	25
1.696% due 05/25/2050 •(a)		6,196	793
1.737% due 09/15/2042 •(a)		347	29

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

1.837% due 05/15/2037 •(a)		662	57
1.947% due 05/15/2037 •(a)		37	3
1.960% due 01/25/2051 •(a)		5,741	979
1.960% due 01/25/2051 •(a)(m)		3,146	432
2.007% due 07/15/2036 •(a)(m)		815	80
2.010% due 11/25/2045 ~(a)(m)		75,137	3,626
2.117% due 09/15/2036 •(a)		269	27
2.137% due 05/15/2041 •(a)		532	50
2.237% due 04/15/2036 •(a)		123	10
3.000% due 06/25/2050 (a)(m)		10,230	1,814
3.120% due 10/25/2058 ~		2,130	889
3.317% due 09/15/2036 •(a)		429	59
3.500% due 07/25/2050 (a)(m)		20,978	3,733
3.780% due 05/25/2064 ~		3,998	1,969
3.904% due 05/25/2057 •		4,116	1,692
4.000% due 03/15/2027 (a)		26	0
4.000% due 07/25/2050 (a)(m)		16,568	3,767
4.250% due 09/25/2060 (m)		1,764	1,667
4.250% due 03/25/2061 ~(m)		700	636
4.392% due 11/25/2059 ~		12,700	5,756
4.500% due 11/25/2061 •(m)		3,900	3,288
4.521% due 11/25/2061 ~(a)		11,088	4,222
5.000% due 05/25/2048 (a)(m)		5,556	887
5.000% due 04/25/2062 ~		3,400	2,969
5.517% due 05/25/2060 ~		1,873	981
7.690% due 09/25/2041 •(m)		6,000	6,123
8.090% due 02/25/2042 ~(m)		16,000	16,556
9.090% due 02/25/2042 ~(m)		5,000	5,229
9.090% due 01/25/2051 •(m)		3,319	3,628
9.604% due 10/25/2029 •(m)		8,600	9,249
9.704% due 03/25/2061 ~		489	277
9.840% due 01/25/2034 •(m)		2,800	3,238
10.590% due 09/25/2041 •(m)		6,400	6,691
11.340% due 12/25/2041 •		500	532
11.440% due 01/25/2042 ~		3,800	4,047
11.840% due 10/25/2041 •(m)		17,796	18,952
12.140% due 11/25/2041 •		18,324	19,677
12.840% due 02/25/2042 ~(m)		2,350	2,543
13.164% due 09/25/2060 ~		1,585	1,152
15.265% due 11/25/2060 ~		1,181	840
Ginnie Mae
1.666% due 12/20/2048 •(a)(m)		2,413	232
1.686% due 08/20/2042 •(a)(m)		1,234	132
1.816% due 12/20/2040 •(a)		766	41
2.500% due 09/20/2036 (a)(m)		35,864	2,948
3.500% due 06/20/2042 (a)		154	17

Total U.S. Government Agencies (Cost $178,032)			170,699

NON-AGENCY MORTGAGE-BACKED SECURITIES 31.2%
225 Liberty Street Trust 4.649% due 02/10/2036 ~(m)		7,541	6,741
245 Park Avenue Trust
3.657% due 06/05/2037 ~		2,500	2,335
3.657% due 06/05/2037 ~(m)		8,861	8,194
280 Park Avenue Mortgage Trust
6.158% due 09/15/2034 •(m)		12,600	12,176
7.449% due 09/15/2034 •(m)		2,500	2,400
Adjustable Rate Mortgage Trust
4.695% due 03/25/2036 •(m)		2,871	1,691
4.735% due 03/25/2037 •(m)		622	684
5.025% due 03/25/2037 ~(m)		1,066	991
5.547% due 03/25/2036 ~(m)		18,669	9,312
6.078% due 11/25/2037 ~(m)		814	545
American Home Mortgage Assets Trust
4.975% due 11/25/2035 •		314	297
5.015% due 08/25/2037 •(m)		5,636	5,064
American Home Mortgage Investment Trust
4.975% due 03/25/2037 •		2,486	953
5.035% due 09/25/2045 •(m)		2,193	1,945
5.335% due 02/25/2044 •(m)		7,254	6,790
6.600% due 01/25/2037 þ		4,653	614
Anthracite Ltd. 5.678% due 06/20/2041		2,021	0
ASG Resecuritization Trust
3.846% due 01/28/2037 ~(m)		7,409	6,237
6.000% due 06/28/2037 ~(m)		24,542	11,283
Ashford Hospitality Trust
5.892% due 04/15/2035 •(m)		10,360	10,291
7.592% due 04/15/2035 •(m)		10,939	10,927
Atrium Hotel Portfolio Trust
6.267% due 12/15/2036 •(m)		1,840	1,777
6.567% due 12/15/2036 •(m)		8,800	8,363
Avon Finance PLC
0.000% due 12/28/2049 (a)	GBP	9,500	3
0.000% due 12/28/2049 (b)(h)		11,488	11,244

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

7.957% due 12/28/2049 •(m)	11,241	14,549
8.207% due 12/28/2049 •(m)	8,564	10,995
8.457% due 12/28/2049 •	2,676	3,264
8.457% due 12/28/2049 •(m)	7,264	6,571
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032 (m)	$18,810	16,839
Banc of America Alternative Loan Trust
2.205% due 06/25/2037 •(a)	263	32
4.795% due 06/25/2037 •	245	176
6.000% due 06/25/2037	82	69
6.000% due 06/25/2046	37	32
6.000% due 07/25/2046 (m)	562	487
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)	1,376	1,343
0.000% due 11/26/2036 ~(m)	24,718	8,618
2.906% due 12/20/2034 ~	194	139
3.780% due 05/26/2036 ~	4,548	3,687
4.425% due 08/25/2047 ~(m)	2,154	1,814
4.487% due 01/20/2047 ~	69	60
4.490% due 09/20/2037 ~	324	256
4.622% due 10/20/2046 ~	256	216
4.718% due 03/20/2036 ~(m)	714	608
4.825% due 09/20/2047 ~	135	118
4.854% due 04/20/2047 •(m)	3,914	3,125
4.855% due 04/25/2037 •(m)	843	704
5.109% due 02/20/2035 •(m)	2,349	2,263
5.130% due 01/25/2035 ~	79	77
5.723% due 04/20/2035 •(m)	801	740
6.000% due 10/25/2037 (m)	2,584	2,253
6.480% due 12/20/2036 ~	18	18
6.619% due 07/26/2036 ~(m)	8,243	2,435
6.878% due 09/20/2046 ~(m)	432	418
Banc of America Mortgage Trust
5.750% due 10/25/2036 (m)	479	398
5.750% due 05/25/2037	535	413
5.985% due 01/25/2036 ~	86	84
6.000% due 10/25/2036	58	49
7.497% due 10/20/2046 ~	16	14
Barclays Commercial Mortgage Securities Trust 8.167% due 07/15/2037 •(m)	2,600	2,189
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~	7,790	6,072
Bayview Commercial Asset Trust 4.765% due 03/25/2037 •(m)	107	103
BCAP LLC Trust
2.585% due 02/26/2037 ~(m)	7,192	5,770
3.714% due 04/26/2037 ~(m)	5,653	4,808
3.973% due 07/26/2036 ~	352	311
4.211% due 05/26/2037 ~	1,402	1,248
4.359% due 02/26/2047 •(m)	9,864	8,019
4.495% due 10/26/2037 ~	4,306	2,750
4.593% due 02/26/2036 ~(m)	2,231	1,510
4.775% due 03/26/2037 •(m)	687	563
4.885% due 05/26/2036 •(m)	3,129	2,644
4.934% due 05/26/2035 •(m)	4,147	3,658
5.122% due 03/27/2037 •(m)	4,037	3,433
5.500% due 12/26/2035 ~(m)	8,031	4,889
5.735% due 11/26/2035 ~(m)	1,903	1,625
5.793% due 06/26/2036 ~(m)	1,928	1,620
6.000% due 06/26/2037 ~(m)	1,235	1,105
6.000% due 08/26/2037 ~(m)	2,035	1,608
6.000% due 10/26/2037 •(m)	1,514	1,030
6.303% due 07/26/2035 ~	97	91
7.407% due 07/26/2045 ~(m)	2,253	2,170
10.479% due 01/26/2036 ~(m)	22,815	7,043
Bear Stearns Adjustable Rate Mortgage Trust
4.337% due 08/25/2047 ~	106	93
4.429% due 06/25/2047 ~(m)	1,210	1,064
4.526% due 02/25/2036 •	257	237
6.815% due 10/25/2036 ~	30	29
6.899% due 09/25/2034 ~	15	14
7.315% due 09/25/2034 ~	11	10
Bear Stearns ALT-A Trust
4.019% due 05/25/2036 ~	184	172
4.052% due 04/25/2037 ~(m)	3,418	2,385
4.318% due 04/25/2035 ~	101	92
4.346% due 11/25/2036 •	1,401	646
4.358% due 11/25/2035 ~(m)	8,060	4,373
4.536% due 08/25/2036 •	272	128
4.553% due 07/25/2035 ~	184	132
4.711% due 07/25/2036 ~(m)	45,755	20,025
4.750% due 11/25/2035 ~	21	14
4.755% due 06/25/2046 •(m)	986	888
4.757% due 12/25/2046 •(m)	3,067	1,525
4.775% due 08/25/2036 •(m)	12,793	11,446
4.798% due 05/25/2036 •	6,342	2,680

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

4.814% due 08/25/2046 ~(m)		3,721	2,573
4.821% due 03/25/2036 •(m)		981	573
4.835% due 02/25/2034 ~(m)		1,481	1,364
4.935% due 01/25/2036 •(m)		2,867	2,726
4.973% due 05/25/2035 ~		87	84
5.039% due 09/25/2035 •(m)		7,189	2,434
5.560% due 01/25/2035 •(m)		744	705
5.560% due 03/25/2035 •(m)		5,536	4,729
6.625% due 09/25/2034 ~		165	158
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035		232	129
6.500% due 03/25/2037 þ(m)		8,782	7,851
Beast Mortgage Trust
6.070% due 02/15/2037 •(m)		3,300	2,245
7.884% due 03/15/2036 •(m)		6,000	3,582
Benchmark Mortgage Trust
2.994% due 04/15/2054 «•		1,196	846
2.994% due 04/15/2054 ~		200	132
3.294% due 12/15/2062 •		700	37
3.899% due 03/15/2062 ~(m)		13,630	10,003
Beneria Cowen & Pritzer Collateral Funding Corp. 8.072% due 06/15/2038 •(m)		11,850	2,533
BIG Commercial Mortgage Trust 6.660% due 02/15/2039 •(m)		485	482
BMO Mortgage Trust 3.269% due 02/17/2055 ~(m)		7,850	6,930
Bridgegate Funding PLC
0.000% due 10/16/2062 (m)	GBP	39,972	45,450
0.000% due 10/16/2062 ~		20,785	9,322
0.000% due 10/16/2062 (h)		5,795	0
10.556% due 10/16/2062 (m)		23,983	30,825
13.567% due 10/16/2062 •(m)		11,991	17,731
BSREP Commercial Mortgage Trust
5.384% due 08/15/2038 •(m)		$6,135	5,852
5.784% due 08/15/2038 •(m)		426	381
BX Trust
6.283% due 11/15/2038 •(m)		19,182	19,120
6.630% due 11/15/2038 •(m)		6,644	6,623
6.678% due 10/15/2036 ~(m)		12,000	11,922
6.783% due 04/15/2034 •(m)		6,000	5,593
6.783% due 02/15/2038 ~(m)		1,878	1,813
6.861% due 10/15/2026 •(m)		1,212	1,197
7.520% due 04/15/2034 •		4,000	3,568
CALI Mortgage Trust 3.957% due 03/10/2039 (m)		17,100	15,893
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ		210	202
CD Mortgage Trust 5.688% due 10/15/2048 (m)		1,159	1,082
Chase Mortgage Finance Trust
4.648% due 01/25/2036 ~(m)		2,625	2,379
5.089% due 03/25/2037 ~(m)		835	809
6.000% due 03/25/2037		503	272
Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~		3,400	930
3.790% due 12/15/2072 •		1,511	232
Citigroup Global Markets Mortgage Securities 6.500% due 02/25/2029		92	90
Citigroup Mortgage Loan Trust
0.000% due 08/25/2037 ~		1,629	59
3.915% due 07/25/2036 ~(m)		1,770	1,033
4.789% due 10/25/2035 ~(m)		581	545
4.821% due 09/25/2037 •(m)		2,400	2,217
4.841% due 04/25/2037 •		241	215
5.022% due 03/25/2037 ~		1,581	1,404
5.466% due 08/25/2034 ~(m)		4,757	4,435
5.481% due 03/25/2037 ~		362	335
5.500% due 11/25/2035		170	158
5.500% due 12/25/2035 (m)		1,875	922
5.619% due 02/25/2036 ~(m)		3,705	3,537
6.000% due 07/25/2036 (m)		3,914	1,881
6.300% due 03/25/2036 ~		62	62
6.500% due 09/25/2036		816	420
6.951% due 03/25/2037 ~		152	155
Colony Mortgage Capital Ltd.
6.355% due 11/15/2038 •(m)		2,020	1,935
6.704% due 11/15/2038 •(m)		8,005	7,594
7.400% due 11/15/2038 ~(m)		15,475	13,945
8.096% due 11/15/2038 •(m)		24,000	20,769
COLT Mortgage Loan Trust 4.669% due 03/25/2067 •(m)		4,900	4,677
Commercial Mortgage Trust
2.819% due 01/10/2039 (m)		9,131	8,558
8.584% due 12/15/2038 •(m)		10,004	8,807
9.434% due 12/15/2038 •(m)		5,000	4,215
10.434% due 12/15/2038 •		3,360	2,702

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Connecticut Avenue Securities Trust
7.090% due 12/25/2041 •(m)	2,600	2,644
9.590% due 03/25/2042 ~(m)	1,400	1,489
9.840% due 12/25/2041 •(m)	5,966	6,211
10.340% due 10/25/2041 •(m)	16,801	17,515
10.340% due 12/25/2041 •	500	524
10.690% due 05/25/2042 •(m)	550	600
13.840% due 03/25/2042 ~(m)	3,400	3,814
14.940% due 05/25/2042 •(m)	600	692
Countrywide Alternative Loan Resecuritization Trust 7.000% due 01/25/2037	5,021	871
Countrywide Alternative Loan Trust
0.825% due 12/25/2035 ~(a)	7,178	294
1.796% due 12/25/2035 ~(a)	2,533	188
2.715% due 07/25/2036 •(a)	6,555	1,209
4.425% due 06/25/2037 ~	66	59
4.624% due 03/20/2047 •	341	292
4.685% due 06/25/2037 •	476	396
4.785% due 05/25/2036 •(m)	1,158	319
4.785% due 08/25/2036 ~	738	298
4.795% due 05/25/2036 •(m)	6,002	5,603
4.815% due 09/25/2046 •(m)	4,765	4,420
4.855% due 08/25/2047 •(m)	724	615
4.875% due 05/25/2047 •(m)	3,326	2,478
4.895% due 03/25/2036 •(m)	6,382	6,264
4.935% due 06/25/2037 •(m)	5,003	4,119
4.955% due 07/25/2036 •(m)	6,780	5,817
5.034% due 11/20/2035 •	58	54
5.115% due 09/25/2035 •(m)	2,412	1,597
5.115% due 10/25/2046 ~	83	61
5.135% due 10/25/2035 •	403	247
5.321% due 05/25/2036 •(m)	1,630	1,551
5.485% due 11/25/2046 •(m)	2,033	1,820
5.500% due 07/25/2035	702	358
5.500% due 10/25/2035	98	66
5.500% due 11/25/2035	1,378	774
5.500% due 11/25/2035 (m)	1,243	716
5.500% due 12/25/2035	689	349
5.500% due 01/25/2036	53	51
5.500% due 02/25/2036	810	469
5.500% due 02/25/2036 (m)	706	482
5.500% due 05/25/2036 (m)	2,955	2,420
5.500% due 04/25/2037 (m)	1,457	686
5.500% due 12/27/2049	13	12
5.750% due 01/25/2036	123	62
5.750% due 05/25/2036	142	54
5.750% due 01/25/2037 (m)	7,319	3,576
5.750% due 04/25/2037 (m)	855	711
5.895% due 11/25/2035 •(m)	6,820	6,413
5.945% due 07/20/2035 •(m)	3,830	3,437
6.000% due 03/25/2035	282	129
6.000% due 11/25/2035	315	45
6.000% due 04/25/2036	616	281
6.000% due 08/25/2036	215	112
6.000% due 11/25/2036	206	110
6.000% due 12/25/2036	670	267
6.000% due 01/25/2037 (m)	728	434
6.000% due 01/25/2037	551	456
6.000% due 02/25/2037	2,107	782
6.000% due 03/25/2037	2,424	922
6.000% due 03/25/2037 (m)	7,867	2,992
6.000% due 04/25/2037 (m)	8,745	3,933
6.000% due 09/25/2037 (m)	7,432	2,530
6.250% due 12/25/2036 ~	496	206
6.500% due 06/25/2036	340	156
6.500% due 11/25/2036 (m)	8,376	2,510
7.605% due 07/25/2035 ~	50	44
12.392% due 05/25/2037 •	649	535
Countrywide Home Loan Mortgage Pass-Through Trust
3.805% due 06/20/2035 •	2	2
3.940% due 03/25/2037 ~(m)	2,628	2,203
4.611% due 11/20/2035 ~(m)	4,148	3,822
4.693% due 05/20/2036 ~(m)	371	343
4.950% due 08/20/2035 ~	20	18
5.000% due 11/25/2035	19	7
5.035% due 03/25/2035 •	146	86
5.115% due 03/25/2036 ~	32	6
5.136% due 11/25/2035 ~(m)	711	585
5.317% due 09/25/2047 ~(m)	1,579	1,245
5.459% due 09/20/2036 ~(m)	1,594	1,419
5.500% due 12/25/2034	39	39
5.500% due 08/25/2035	29	15
5.500% due 11/25/2035	23	12
5.817% due 06/25/2047 •(m)	1,057	1,039
6.000% due 07/25/2037	141	63
6.000% due 08/25/2037 (m)	2,969	1,288

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

6.000% due 08/25/2037		1	1
6.305% due 03/25/2046 •(m)		15,065	11,207
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		235	140
7.500% due 05/25/2032		571	599
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.188% due 02/27/2047 ~(m)		30,193	11,138
3.716% due 08/15/2037 ~(m)		7,296	7,118
3.778% due 11/10/2032 •		2,500	501
4.019% due 05/26/2036 ~(m)		2,370	2,049
4.097% due 04/28/2037 •		1,339	1,228
4.183% due 05/27/2036 ~(m)		1,040	866
4.348% due 09/26/2047 ~(m)		15,293	7,091
4.394% due 12/29/2037 •(m)		2,770	1,453
4.719% due 04/26/2035 ~(m)		5,885	5,362
4.756% due 10/26/2036 ~(m)		8,124	7,568
5.035% due 07/25/2036 •		406	68
5.043% due 07/26/2037 ~(m)		4,950	4,460
5.181% due 01/15/2049 ~		10,300	8,052
5.309% due 06/25/2036 ~(m)		2,596	2,361
5.750% due 05/26/2037 (m)		10,141	4,646
5.834% due 07/15/2038 •(m)		1,000	904
6.000% due 07/25/2036		1,669	803
6.344% due 07/15/2032 •(m)		3,121	3,104
6.396% due 04/25/2036 þ(m)		4,077	2,125
6.500% due 05/25/2036		2,662	886
6.500% due 07/26/2036 (m)		11,413	2,549
7.000% due 08/26/2036 (m)		14,223	2,616
7.000% due 08/27/2036		2,931	1,536
7.334% due 07/15/2038 •		15,850	7,486
7.744% due 07/15/2032 ~(m)		7,454	7,440
8.334% due 07/15/2038 •		13,700	3,822
8.794% due 07/15/2032 •(m)		15,000	14,891
9.794% due 07/15/2032 •		4,000	3,892
20.382% due 11/27/2037 •(m)		8,464	7,256
25.211% due 11/25/2037 •(m)		6,590	5,575
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 (m)		1,811	1,218
DBGS Mortgage Trust
5.212% due 06/15/2033 ~(m)		1,100	1,030
5.397% due 06/15/2033 •(m)		1,600	1,469
5.829% due 10/15/2036 •(m)		1,000	993
7.584% due 10/15/2036 •		26,404	21,398
DBWF Mortgage Trust 3.791% due 12/10/2036 (m)		17,961	17,492
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.585% due 02/25/2047 •		291	164
4.735% due 04/25/2037 •(m)		3,316	2,318
5.500% due 12/25/2035		406	341
6.250% due 07/25/2036 ~		33	28
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		54	55
DOLP Trust 3.704% due 05/10/2041 •(m)		29,000	21,155
Downey Savings & Loan Association Mortgage Loan Trust 4.611% due 04/19/2047 •		189	183
Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)		238,546	2,820
0.250% due 02/25/2068 ~(a)		238,546	518
6.768% due 02/25/2068 ~(m)		29,973	28,793
Eurosail PLC
0.000% due 06/13/2045 •	GBP	6	727
3.393% due 03/13/2045 •(m)	EUR	7,067	6,723
5.830% due 06/13/2045 •(m)	GBP	14,072	15,835
6.180% due 09/13/2045 •(m)		15,554	18,579
6.330% due 06/13/2045 •(m)		8,667	9,094
6.830% due 09/13/2045 •(m)		11,113	12,657
8.080% due 06/13/2045 •(m)		3,082	2,993
8.430% due 09/13/2045 •(m)		9,266	11,779
Extended Stay America Trust 8.133% due 07/15/2038 ~(m)		$39,756	39,808
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049 (b)(h)		2	0
2.665% due 11/25/2036 •(a)		719	78
4.504% due 02/25/2036 ~		24	17
5.260% due 05/25/2036 ~		374	314
5.391% due 11/25/2036 ~		362	252
5.514% due 08/25/2035 ~		58	3
6.250% due 11/25/2036		55	15
First Horizon Mortgage Pass-Through Trust
3.875% due 07/25/2037 ~		8	4
5.206% due 01/25/2037 ~		186	98
5.208% due 05/25/2037 ~		2,248	952
5.500% due 08/25/2037		213	73
GC Pastor Hipotecario FTA 2.596% due 06/21/2046 •(m)	EUR	12,869	12,766

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

GMAC Mortgage Corp. Loan Trust 3.774% due 07/19/2035 •		$16	14
GreenPoint Mortgage Funding Trust
4.795% due 01/25/2037 •		450	410
4.835% due 12/25/2046 ~(m)		2,223	2,152
GS Mortgage Securities Corp. Trust
5.566% due 07/15/2035 •		1,298	1,013
7.166% due 11/15/2032 •(m)		10,358	10,308
GS Mortgage Securities Trust 0.429% due 08/10/2043 •(a)		977	0
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		225,559	2,062
3.793% due 07/25/2059 ~(m)		20,073	13,538
GSC Capital Corp. Mortgage Trust 4.795% due 05/25/2036 •(m)		894	863
GSR Mortgage Loan Trust
4.739% due 01/25/2036 ~		246	229
4.885% due 07/25/2037 •		228	54
5.555% due 12/25/2034 ~		7	7
6.000% due 09/25/2034		233	235
6.500% due 08/25/2036 •		592	175
6.947% due 11/25/2035 •		115	60
HarborView Mortgage Loan Trust
4.101% due 08/19/2036 ~		37	32
4.794% due 06/19/2045 ~		901	417
4.811% due 02/19/2046 ~(m)		622	577
4.851% due 11/19/2036 •(m)		480	443
4.911% due 03/19/2036 •(m)		6,146	5,628
4.931% due 01/19/2036 •(m)		3,939	2,569
4.991% due 06/19/2034 ~		62	57
5.071% due 01/19/2035 ~		94	77
5.409% due 06/20/2035 •(m)		3,242	2,935
5.784% due 06/20/2035 •		748	666
Hilton USA Trust 2.828% due 11/05/2035		1,000	829
HomeBanc Mortgage Trust
4.726% due 04/25/2037 •(m)		2,012	1,816
4.935% due 03/25/2035 •(m)		2,925	2,367
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 (m)		1,607	1,410
IM Pastor Fondo de Titluzacion Hipotecaria
2.527% due 03/22/2043 •(m)	EUR	10,159	9,711
2.527% due 03/22/2044 •(m)		16,497	16,045
Impac CMB Trust
4.955% due 11/25/2035 •		$76	68
5.155% due 10/25/2034 •		28	28
Impac Secured Assets Trust
4.655% due 05/25/2037 •		2	1
5.295% due 03/25/2036 •(m)		827	684
IndyMac IMSC Mortgage Loan Trust 4.039% due 06/25/2037 •(m)		2,563	1,578
IndyMac INDA Mortgage Loan Trust
3.045% due 03/25/2037 ~		13	11
4.369% due 12/25/2036 •		378	297
IndyMac INDX Mortgage Loan Trust
3.229% due 06/25/2037 •		123	100
3.260% due 02/25/2035 ~		188	168
3.360% due 05/25/2037 ~(m)		1,426	1,142
4.073% due 11/25/2035 •(m)		2,006	1,901
4.152% due 06/25/2036 •(m)		482	423
4.155% due 11/25/2036 ~(m)		494	462
4.835% due 11/25/2046 •(m)		3,001	2,859
4.855% due 11/25/2036 •		88	83
4.895% due 04/25/2035 ~		29	27
4.935% due 02/25/2037 •(m)		1,905	1,260
5.035% due 07/25/2036 •		295	195
5.235% due 08/25/2034 •		95	87
5.295% due 09/25/2034 •		169	147
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,442	886
JP Morgan Alternative Loan Trust
4.308% due 05/25/2036 •		533	299
4.835% due 06/25/2037 •(m)		21,006	7,562
4.938% due 06/27/2037 ~(m)		4,208	2,580
4.972% due 11/25/2036 ~		42	51
5.500% due 11/25/2036 ~		8	3
6.000% due 12/25/2035		486	325
6.039% due 06/27/2037 ~(m)		13,052	6,248
6.460% due 12/25/2036 þ(m)		1,399	1,402
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042 (m)		2,210	2,006
3.861% due 12/05/2038 ~		2,400	412
3.861% due 12/05/2038 •		450	47
4.128% due 07/05/2031 (m)		3,360	3,122
4.248% due 07/05/2033 (m)		6,360	5,985
4.379% due 07/05/2031 (m)		13,293	11,051

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

4.916% due 04/15/2037 •(m)		976	958
5.426% due 04/15/2037 •(m)		1,464	1,430
5.811% due 07/05/2033 ~(m)		3,000	2,758
5.983% due 12/15/2036 •		7,905	2,208
6.184% due 03/15/2036 •(m)		7,900	5,989
6.433% due 12/15/2036 •		3,030	143
6.524% due 06/15/2038 •(m)		2,000	1,833
6.667% due 02/15/2035 •		699	670
7.183% due 12/15/2036 •		4,800	50
7.235% due 10/05/2040 (m)		1,000	1,058
7.617% due 02/15/2035 ~(m)		13,987	13,459
8.099% due 11/15/2038 •(m)		9,000	8,946
8.849% due 11/15/2038 •		1,500	1,484
9.844% due 11/15/2038 •		22,700	22,015
JP Morgan Mortgage Trust
4.471% due 10/25/2036 ~		220	123
4.578% due 05/25/2036 ~		159	130
4.619% due 10/25/2036 •		11	8
4.758% due 06/25/2037 ~(m)		1,396	1,070
5.686% due 07/25/2035 ~		13	12
6.000% due 08/25/2037		325	144
JP Morgan Resecuritization Trust
6.000% due 09/26/2036 •(m)		916	688
6.500% due 04/26/2036 ~		3,825	1,071
7.613% due 03/21/2037 ~		217	209
Lansdowne Mortgage Securities PLC
2.841% due 09/16/2048 •(m)	EUR	4,627	4,653
3.346% due 06/15/2045 •		900	801
Lavender Trust
6.000% due 11/26/2036 (m)		$5,592	5,332
6.250% due 10/26/2036 (m)		3,408	1,585
Lehman Mortgage Trust
5.752% due 04/25/2036 •		167	105
6.000% due 08/25/2036		421	322
6.000% due 09/25/2036		324	152
6.000% due 05/25/2037		8	8
6.000% due 01/25/2038		307	296
6.500% due 09/25/2037		3,133	1,118
7.250% due 09/25/2037		31,066	9,564
Lehman XS Trust
4.995% due 07/25/2037 •(m)		22,501	15,901
5.335% due 08/25/2047 •		191	160
5.435% due 07/25/2047 •(m)		3,348	3,054
MASTR Adjustable Rate Mortgages Trust
4.099% due 10/25/2034 •		160	146
5.115% due 05/25/2047 •(m)		6,765	5,612
MASTR Alternative Loan Trust
4.785% due 03/25/2036 •(m)		19,917	1,897
4.835% due 03/25/2036 •(m)		26,326	2,539
7.000% due 10/25/2047 (m)		10,521	4,180
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 (m)		2,152	1,639
Merrill Lynch Mortgage Investors Trust
4.456% due 03/25/2036 ~(m)		5,350	2,623
5.430% due 05/25/2036 ~(m)		830	782
MF1 LLC 8.539% due 12/15/2034 •		2,750	2,648
MF1 Ltd. 7.139% due 12/15/2034 •		475	463
MFA Trust 4.039% due 04/25/2065 ~(m)		14,456	13,672
Mill City Mortgage Loan Trust
0.000% due 08/25/2058 ~		48,178	628
0.000% due 08/25/2058 ~(a)		46,951	212
0.000% due 08/25/2059 ~(a)		30,601	644
0.000% due 04/25/2066 ~(a)		68,487	309
0.010% due 04/25/2066 (a)		68,487	17
0.080% due 08/25/2059 ~(a)		27,208	149
1.756% due 08/25/2058 ~		1,379	789
2.030% due 04/25/2066 ~		2,906	1,584
2.590% due 08/25/2058 ~		2,759	1,736
3.076% due 04/25/2066 ~		2,459	1,138
3.078% due 04/25/2066 ~(m)		3,615	2,504
3.078% due 04/25/2066 ~		3,615	2,268
3.250% due 08/25/2058 ~		2,759	1,960
3.250% due 08/25/2059 ~(m)		3,063	2,519
3.250% due 08/25/2059 •		2,924	2,143
3.880% due 08/25/2059 ~		4,329	2,644
3.880% due 08/25/2059 •		1,267	589
Morgan Stanley Capital Trust
3.912% due 09/09/2032 (m)		25,312	22,773
5.384% due 12/15/2036 ~(m)		6,246	5,392
5.934% due 12/15/2036 •		453	87
6.678% due 12/15/2036 •(m)		18,590	855
6.817% due 11/15/2034 •(m)		6,183	5,943
8.629% due 12/15/2038 •		18,000	14,667

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

9.528% due 12/15/2038 •		19,500	15,684
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~		1,780	1,566
Morgan Stanley Mortgage Loan Trust
4.659% due 05/25/2036 ~		1,347	530
4.745% due 01/25/2035 •		220	208
4.775% due 05/25/2036 •		139	25
5.551% due 07/25/2035 •		418	345
5.750% due 12/25/2035		152	100
5.962% due 06/25/2036 ~		1,741	494
6.000% due 08/25/2037		136	47
6.663% due 01/25/2035 ~		133	116
Morgan Stanley Re-REMIC Trust
2.892% due 03/26/2037 þ(m)		1,018	1,046
3.199% due 02/26/2037 ~(m)		1,713	1,570
5.691% due 07/26/2035 •(m)		3,945	3,871
5.807% due 06/26/2035 •(m)		9,257	6,835
6.000% due 04/26/2036 (m)		5,809	5,776
6.759% due 09/26/2035 ~(m)		257	247
Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 «~(a)		60,000	420
0.375% due 12/25/2068 ~(a)		214,140	816
1.358% due 01/25/2070 «~(a)		60,000	2,097
1.560% due 12/25/2068 (a)		214,140	5,126
7.152% due 01/25/2070 «~		1,900	1,794
7.878% due 12/25/2068 ~		4,006	3,782
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 (m)		1,166	1,096
Mortgage Funding PLC 7.780% due 03/13/2046 •(m)	GBP	1,000	1,291
MortgageIT Mortgage Loan Trust 5.095% due 05/25/2035 •		$13	13
MRCD Mortgage Trust 4.250% due 12/15/2036 ~		3,700	376
MSDB Trust 3.316% due 07/11/2039 ~(m)		21,938	20,637
Natixis Commercial Mortgage Securities Trust 4.058% due 04/10/2037 ~(m)		5,880	2,860
New Orleans Hotel Trust
5.956% due 04/15/2032 •(m)		1,200	1,158
6.406% due 04/15/2032 •(m)		13,642	13,128
New Residential Mortgage Loan Trust
0.250% due 09/25/2064 •(a)		601,626	3,392
2.343% due 09/25/2064 •(a)		601,626	20,608
3.851% due 11/25/2059 •		8,300	4,344
7.682% due 09/25/2064 •		16,143	14,236
New York Mortgage Trust
5.250% due 07/25/2062 þ(m)		12,333	12,278
6.558% due 08/25/2061 þ		1,039	1,018
Newgate Funding PLC
3.728% due 12/15/2050 •(m)	EUR	916	956
3.978% due 12/15/2050 •(m)		1,750	1,793
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.755% due 10/25/2036 •(m)		$864	726
Nomura Resecuritization Trust 4.473% due 09/26/2035 ~(m)		3,128	2,752
NovaStar Mortgage Funding Trust 0.490% due 09/25/2046 •		107	96
NYO Commercial Mortgage Trust
5.529% due 11/15/2038 •(m)		2,000	1,987
5.979% due 12/15/2038 •(m)		2,200	2,186
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.485% due 04/25/2035 •(m)		580	582
Prime Mortgage Trust
4.785% due 06/25/2036 •(m)		1,158	830
7.000% due 07/25/2034		34	31
RBSSP Resecuritization Trust
5.332% due 05/26/2037 ~(m)		2,747	1,468
5.556% due 09/26/2035 ~(m)		2,944	1,585
6.000% due 03/26/2036 •(m)		3,341	1,708
6.000% due 06/26/2037 •		277	242
6.339% due 07/26/2045 ~(m)		8,379	8,337
Regal Trust 1.723% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
4.735% due 02/25/2037 •		270	238
4.795% due 07/25/2036 ~(m)		7,647	2,546
4.815% due 05/25/2037 •(m)		6,102	5,668
4.855% due 06/25/2037 •(m)		604	533
5.500% due 04/25/2037		38	31
5.635% due 01/25/2046 •(m)		2,619	2,081
6.000% due 08/25/2035 (m)		494	435
6.000% due 12/25/2035 (m)		982	843
6.000% due 06/25/2036		126	102
6.000% due 09/25/2036 (m)		2,803	1,112
6.000% due 11/25/2036 (m)		1,275	1,008

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

6.000% due 01/25/2037		184	146
6.250% due 02/25/2037 (m)		1,842	1,512
6.500% due 09/25/2037 (m)		654	540
7.000% due 10/25/2037 (m)		4,043	3,210
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		223	148
Residential Asset Securitization Trust
5.500% due 07/25/2035		550	321
6.000% due 08/25/2036		6,234	1,669
6.000% due 02/25/2037		167	66
6.000% due 03/25/2037		2,803	864
6.000% due 07/25/2037 (m)		6,206	2,313
6.250% due 08/25/2037		4,048	952
6.500% due 08/25/2036		10,240	2,967
6.750% due 08/25/2036		10,310	3,101
Residential Funding Mortgage Securities, Inc. Trust
5.850% due 11/25/2035		45	32
5.982% due 07/27/2037 ~		97	80
6.000% due 04/25/2037		325	248
6.000% due 06/25/2037		144	114
RiverView HECM Trust 4.540% due 05/25/2047 ~		2,444	2,143
Sequoia Mortgage Trust
4.174% due 01/20/2038 •		70	56
5.174% due 07/20/2036 •		85	17
5.290% due 02/20/2034 •		103	93
5.634% due 10/20/2027 •		60	50
6.362% due 09/20/2032 •		163	158
SFO Commercial Mortgage Trust
5.583% due 05/15/2038 ~(m)		18,150	17,903
5.933% due 05/15/2038 •(m)		2,120	2,056
6.233% due 05/15/2038 ~(m)		1,760	1,685
SG Commercial Mortgage Securities Trust 4.509% due 02/15/2041 •(m)		9,000	7,274
SMRT Commercial Mortgage Trust 7.020% due 01/15/2039 •(m)		30,200	29,161
Soho Trust
2.697% due 08/10/2038 ~		5,990	4,263
2.697% due 08/10/2038 ~(m)		5,670	4,453
Starwood Commercial Mortgage Trust
7.484% due 04/15/2034 ~(m)		13,424	13,105
8.484% due 04/15/2034 •		6,612	6,508
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		500	359
Stratton Hawksmoor PLC
6.464% due 02/25/2053 •(m)	GBP	1,967	2,512
7.214% due 02/25/2053 •(m)		4,300	5,472
Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(h)		3,433	3,276
0.000% due 06/20/2060 (b)(h)		3,784	3,603
0.000% due 06/28/2050 (h)		0	320
0.000% due 06/20/2060 (h)		0	1,805
8.458% due 06/28/2050 •		39	50
8.458% due 06/20/2060 •		378	455
9.458% due 06/28/2050 •		291	365
9.458% due 06/20/2060 •		378	462
Structured Adjustable Rate Mortgage Loan Trust
4.165% due 02/25/2037 ~(m)		$4,581	3,015
4.515% due 01/25/2036 ~		529	293
4.682% due 08/25/2036 •		2,255	388
4.807% due 04/25/2047 •		990	376
Structured Asset Mortgage Investments Trust
4.775% due 03/25/2037 •		801	154
4.815% due 07/25/2046 •(m)		7,837	5,608
4.855% due 05/25/2036 •(m)		1,330	950
4.855% due 08/25/2036 •(m)		660	540
4.895% due 05/25/2045 ~		45	43
5.008% due 02/25/2036 •		2,636	1,174
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.329% due 01/25/2034 •		60	58
SunTrust Adjustable Rate Mortgage Loan Trust 6.641% due 02/25/2037 ~(m)		730	666
SunTrust Alternative Loan Trust 2.715% due 04/25/2036 •(a)		3,891	580
TBW Mortgage-Backed Trust
6.000% due 07/25/2036		204	71
6.500% due 07/25/2036 (m)		18,349	4,084
TDA Mixto Fondo de Titulizacion de Activos
2.559% due 12/28/2050 •(m)	EUR	4,877	4,734
2.841% due 10/28/2050 •(m)		7,474	4,223
TTAN 6.834% due 03/15/2038 •(m)		$8,503	8,487
VASA Trust
5.334% due 07/15/2039 ~(m)		1,000	972
8.334% due 07/15/2039 •		4,435	3,289

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Verus Securitization Trust 7.803% due 06/25/2069 ~		1,000	987
VNDO Mortgage Trust 3.903% due 01/10/2035 •		4,814	4,529
Waikiki Beach Hotel Trust
6.647% due 12/15/2033 •(m)		19,750	19,535
7.297% due 12/15/2033 ~(m)		20,500	20,121
WaMu Mortgage Pass-Through Certificates Trust
3.884% due 03/25/2037 •		208	172
4.091% due 02/25/2037 •(m)		1,337	1,140
4.099% due 03/25/2037 ~(m)		1,337	1,182
4.196% due 06/25/2037 ~(m)		551	482
4.307% due 11/25/2036 •		85	74
4.434% due 07/25/2037 •(m)		817	654
4.485% due 07/25/2037 •		438	401
4.975% due 07/25/2045 •		81	79
5.081% due 08/25/2036 •(m)		822	763
5.275% due 06/25/2044 •		67	66
5.385% due 06/25/2047 ~		1,111	911
5.433% due 07/25/2047 •		344	292
5.445% due 07/25/2047 •(m)		9,650	8,064
5.515% due 10/25/2046 •		192	164
5.683% due 07/25/2046 •(m)		2,011	1,806
5.760% due 03/25/2033 •		19	19
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	0	1,850
7.108% due 12/21/2049 •		646	828
7.608% due 12/21/2049 •		646	820
Washington Mutual Mortgage Pass-Through Certificates Trust
3.214% due 06/25/2046 •(m)		$4,859	2,730
3.725% due 06/25/2033 ~		60	56
4.915% due 01/25/2047 •(m)		6,480	5,822
5.035% due 07/25/2036 •(m)		2,763	2,005
5.485% due 10/25/2046 •		229	197
5.750% due 11/25/2035 (m)		682	647
6.000% due 04/25/2037 (m)		1,106	984
6.467% due 05/25/2036 þ(m)		3,025	2,639
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		155	137
6.500% due 07/25/2037		2,611	2,275
7.125% due 07/25/2037 ~(m)		1,090	1,009
Wells Fargo Commercial Mortgage Trust 4.557% due 09/15/2031 •(m)		27,000	26,339
Wells Fargo Mortgage Loan Trust
4.517% due 03/27/2037 •(m)		3,086	1,778
6.154% due 04/27/2036 •(m)		2,660	2,489
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		44	39
7.387% due 10/25/2036 ~		3	3
7.470% due 09/25/2036 ~		3	3
Worldwide Plaza Trust 3.596% due 11/10/2036 •		8,000	873
WSTN Trust
0.341% due 07/05/2037 •(a)		515,000	2,715
7.690% due 07/05/2037 ~(m)		11,200	11,416
8.455% due 07/05/2037 ~(m)		11,200	11,451
9.835% due 07/05/2037 ~		14,010	14,539

Total Non-Agency Mortgage-Backed Securities (Cost $2,127,824)			1,987,724

ASSET-BACKED SECURITIES 21.2%
AUTOMOBILE ABS OTHER 0.5%
Ally Bank Auto Credit-Linked Notes Trust
6.315% due 05/17/2032		349	355
6.678% due 09/15/2032		502	505
11.395% due 09/15/2032		753	752
Exeter Automobile Receivables Trust
0.000% due 07/15/2033 «(h)(m)		27	13,388
0.000% due 12/15/2033 «(h)		25	1,807
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)		9	384
0.000% due 06/15/2029 (h)		3	0
GLS Auto Select Receivables Trust
5.640% due 08/15/2030 (m)		800	822
5.920% due 08/15/2030 (m)		1,000	1,028
Huntington Bank Auto Credit-Linked Notes Trust
6.153% due 05/20/2032		1,013	1,026
6.944% due 10/20/2032 ~		988	991
8.344% due 10/20/2032 •		576	579
11.844% due 10/20/2032 •		626	630
Santander Bank Auto Credit-Linked Notes
6.110% due 06/15/2032		1,735	1,754
7.762% due 06/15/2032		1,349	1,357
10.171% due 06/15/2032		2,886	2,956

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

13.030% due 06/15/2032	2,506	2,517

		30,851

AUTOMOBILE SEQUENTIAL 0.3%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «	17,100	17,139

HOME EQUITY OTHER 10.2%
Aames Mortgage Investment Trust 5.350% due 10/25/2035 •(m)	2,200	2,083
ABFC Trust
4.735% due 10/25/2036 •(m)	16	21
4.995% due 10/25/2033 •	136	133
5.380% due 07/25/2034 •(m)	264	265
5.410% due 06/25/2035 •(m)	3,542	3,280
5.485% due 03/25/2034 ~	414	402
5.485% due 03/25/2035 •(m)	246	215
5.605% due 03/25/2035 •	405	289
ACE Securities Corp. Home Equity Loan Trust
4.655% due 12/25/2036 •(m)	20,800	5,299
5.140% due 05/25/2035 •(m)	413	408
5.395% due 08/25/2035 •(m)	5,096	4,216
5.425% due 05/25/2035 •(m)	879	678
5.530% due 07/25/2035 •(m)	17,938	16,770
Aegis Asset-Backed Securities Trust
5.155% due 08/25/2035 •	239	234
5.395% due 08/25/2035 •	2,225	346
5.410% due 06/25/2035 •	3,000	874
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.535% due 09/25/2034 •(m)	740	694
AmeriCredit Automobile Receivables Trust 7.285% due 08/25/2032 •	163	168
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.664% due 09/25/2032 •(m)	1,148	1,026
5.305% due 11/25/2035 •(m)	4,300	4,027
5.350% due 09/25/2035 •(m)	1,600	1,548
5.380% due 07/25/2035 ~	264	263
5.380% due 11/25/2035 •(m)	1,200	1,044
5.380% due 01/25/2036 •(m)	3,996	3,685
5.410% due 05/25/2035 •(m)	900	870
5.455% due 01/25/2036 •(m)	3,900	3,441
6.160% due 05/25/2034 •	140	138
6.160% due 08/25/2035 •(m)	6,354	6,117
Argent Securities Trust
4.585% due 09/25/2036 •(m)	7,354	2,369
4.635% due 06/25/2036 •(m)	6,372	1,734
4.675% due 04/25/2036 •	996	314
4.735% due 06/25/2036 •	3,587	976
4.815% due 03/25/2036 •(m)	9,746	5,382
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.125% due 11/25/2035 •(m)	29,851	26,247
5.125% due 01/25/2036 •(m)	1,089	1,111
5.195% due 02/25/2036 ~(m)	19,698	15,781
Asset-Backed Securities Corp. Home Equity Loan Trust
5.335% due 11/25/2035 •(m)	2,439	2,346
5.440% due 04/25/2035 •	131	136
5.455% due 05/25/2035 •(m)	997	982
5.515% due 04/25/2035 •(m)	900	816
Bear Stearns Asset-Backed Securities Trust
2.802% due 09/25/2034 •	87	86
4.715% due 12/25/2036 •(m)	7,816	7,778
5.337% due 04/25/2035 •(m)	1,404	1,397
5.455% due 10/25/2035 •(m)	542	541
5.515% due 12/25/2035 •(m)	2,869	2,745
5.935% due 10/27/2032 •	1	4
Carrington Mortgage Loan Trust
4.515% due 03/25/2035 •	543	418
4.855% due 12/26/2036 •(m)	13,201	11,247
Citigroup Mortgage Loan Trust
4.635% due 05/25/2037 •	397	259
4.735% due 12/25/2036 ~(m)	16,378	5,951
4.755% due 09/25/2036 •(m)	9,976	7,585
4.755% due 12/25/2036 •(m)	10,605	5,809
4.875% due 12/25/2036 •(m)	11,999	4,361
5.410% due 10/25/2035 •(m)	2,263	1,511
Countrywide Asset-Backed Certificates Trust
4.128% due 02/25/2036 ~	1	1
4.400% due 10/25/2032 ~(m)	656	712
4.715% due 03/25/2037 •(m)	10,163	9,317
4.825% due 01/25/2046 •(m)	36,209	28,407
4.835% due 06/25/2037 •(m)	16,357	16,347
4.915% due 03/25/2036 ~(m)	13,113	11,855
4.915% due 05/25/2036 •(m)	3,567	3,036
4.935% due 11/25/2047 •(m)	3,497	3,180

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.020% due 04/25/2036 •(m)	8,762	8,225
5.025% due 05/25/2036 •	810	589
5.115% due 12/25/2036 •	258	209
5.335% due 02/25/2036 •	3,850	3,688
5.335% due 03/25/2047 •(m)	891	688
5.425% due 05/25/2035 •	138	137
5.530% due 05/25/2035 •	430	420
5.535% due 05/25/2047 •(m)	4,445	3,626
5.545% due 08/25/2035 •	1,206	1,191
5.605% due 04/25/2036 •(m)	3,862	3,417
6.460% due 11/25/2035 •(m)	6,270	4,444
6.867% due 09/25/2046 þ(m)	6,151	4,366
Credit Suisse First Boston Mortgage Securities Corp. 5.485% due 02/25/2031 •(m)	610	594
EMC Mortgage Loan Trust 7.810% due 04/25/2042 •(m)	1,194	1,171
Encore Credit Receivables Trust
5.125% due 07/25/2035 ~	273	266
5.170% due 07/25/2035 •	270	252
5.485% due 07/25/2035 •	687	580
FBR Securitization Trust
5.365% due 09/25/2035 •	6,500	5,765
5.410% due 11/25/2035 •	3,644	2,001
Fieldstone Mortgage Investment Trust 4.775% due 07/25/2036 •(m)	3,955	1,984
Fremont Home Loan Trust
4.585% due 01/25/2037 ~	2,715	1,232
4.915% due 02/25/2037 ~	1,086	346
5.110% due 01/25/2036 •	4,700	3,861
5.395% due 04/25/2035 •	4,300	3,699
5.500% due 06/25/2035 ~	523	508
GMAC Mortgage Corp. Loan Trust 6.749% due 12/25/2037 þ(m)	521	512
GSAMP Trust
4.495% due 01/25/2037 •(m)	2,410	1,444
4.525% due 01/25/2037 ~	719	431
4.575% due 12/25/2036 ~	758	403
4.685% due 12/25/2036 •(m)	3,538	1,748
4.755% due 04/25/2036 ~	396	260
4.835% due 11/25/2036 ~	3,167	1,484
4.975% due 04/25/2036 ~(m)	14,105	9,425
5.380% due 11/25/2035 •	2,600	2,429
6.085% due 10/25/2034 •	97	100
HSI Asset Securitization Corp. Trust
4.625% due 01/25/2037 •(m)	26,642	19,007
4.655% due 12/25/2036 •	19,242	4,877
4.755% due 10/25/2036 •(m)	6,312	2,160
4.775% due 12/25/2036 •(m)	11,786	2,866
Indymac Home Equity Loan Asset-Backed Trust 4.813% due 12/25/2031 þ	467	299
IndyMac Residential Asset Backed Trust
4.595% due 11/25/2036 •(m)	2,622	2,361
4.675% due 04/25/2037 •(m)	15,651	10,575
4.755% due 04/25/2037 ~(m)	2,246	1,971
5.140% due 03/25/2036 •	1,026	780
IXIS Real Estate Capital Trust 5.410% due 09/25/2035 •(m)	1,662	1,732
JP Morgan Mortgage Acquisition Corp.
4.595% due 08/25/2036 ~	5	2
4.735% due 07/25/2036 ~	2,542	1,089
4.755% due 07/25/2036 •	931	255
5.335% due 09/25/2035 •	2,300	2,057
5.462% due 09/25/2029 þ(m)	2,331	1,407
5.888% due 10/25/2036 þ(m)	6,386	3,853
Lehman ABS Mortgage Loan Trust 4.525% due 06/25/2037 ~(m)	3,210	2,128
Long Beach Mortgage Loan Trust
4.815% due 02/25/2036 •(m)	16,461	14,100
4.975% due 05/25/2046 •(m)	7,845	2,372
5.140% due 11/25/2035 •(m)	51,576	48,351
5.350% due 08/25/2035 •	3,400	3,125
5.560% due 04/25/2035 •(m)	6,500	6,294
MASTR Asset-Backed Securities Trust
4.655% due 08/25/2036 •	2,567	944
4.735% due 03/25/2036 ~(m)	4,675	2,781
4.775% due 06/25/2036 •(m)	3,400	3,127
4.795% due 02/25/2036 ~(m)	5,802	2,113
4.915% due 06/25/2036 ~	2,501	880
4.975% due 12/25/2035 •(m)	14,497	12,213
5.005% due 01/25/2036 ~	120	120
5.335% due 10/25/2035 ~	1,553	1,420
5.410% due 05/25/2035 •	247	257
5.440% due 03/25/2035 •	1,506	1,494
5.455% due 03/25/2035 •	763	590
5.485% due 05/25/2035 •	1,200	1,183
5.515% due 03/25/2035 •	1,706	1,544

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Merrill Lynch Mortgage Investors Trust
5.380% due 02/25/2036 •	552	551
5.470% due 02/25/2036 •	180	170
Morgan Stanley ABS Capital, Inc. Trust
4.505% due 10/25/2036 •	1,332	583
4.535% due 11/25/2036 •	1,113	628
4.555% due 09/25/2036 ~	3,122	1,082
4.575% due 10/25/2036 ~(m)	6,929	3,033
4.585% due 11/25/2036 •(m)	12,130	6,846
4.655% due 10/25/2036 •(m)	3,339	1,462
4.735% due 06/25/2036 •(m)	4,267	2,151
4.735% due 06/25/2036 •	437	376
4.735% due 09/25/2036 •(m)	6,271	2,174
4.765% due 02/25/2037 ~(m)	4,196	1,826
4.795% due 03/25/2036 •	10	8
5.470% due 01/25/2035 •(m)	6,379	5,669
5.470% due 03/25/2035 ~(m)	859	765
5.530% due 01/25/2035 •(m)	927	808
Morgan Stanley Home Equity Loan Trust 4.665% due 04/25/2037 •(m)	20,005	10,359
New Century Home Equity Loan Trust
5.080% due 12/25/2035 •(m)	1,030	986
5.110% due 12/25/2035 •(m)	2,195	1,867
5.215% due 03/25/2035 •(m)	525	521
5.380% due 06/25/2035 •(m)	501	521
5.380% due 09/25/2035 •(m)	3,082	3,058
5.410% due 06/25/2035 •(m)	1,067	1,034
5.455% due 06/25/2035 •(m)	1,338	1,289
5.560% due 03/25/2035 •(m)	813	790
7.435% due 01/25/2033 ~	171	145
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.995% due 07/25/2036 •(m)	3,500	2,937
5.095% due 10/25/2036 ~	4,073	902
5.350% due 05/25/2035 •(m)	1,982	1,511
NovaStar Mortgage Funding Trust
4.775% due 11/25/2036 •	1,016	309
5.095% due 01/25/2036 •(m)	247	246
Option One Mortgage Loan Trust
4.565% due 07/25/2037 •(m)	18,455	11,783
4.575% due 01/25/2037 ~	241	154
4.575% due 01/25/2037 ~(m)	7,187	4,208
4.655% due 01/25/2037 ~	1,466	858
4.685% due 03/25/2037 ~	461	230
4.765% due 04/25/2037 •(m)	1,887	916
5.662% due 01/25/2037 þ	1	1
Ownit Mortgage Loan Trust 3.119% due 10/25/2035 þ(m)	3,287	1,835
Park Place Securities, Inc.
5.170% due 09/25/2035 ~(m)	2,103	2,055
5.380% due 09/25/2035 •(m)	2,200	1,977
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.155% due 05/25/2035 •(m)	401	397
5.230% due 07/25/2035 ~	47	47
5.260% due 07/25/2035 ~(m)	2,400	2,283
5.410% due 07/25/2035 •(m)	1,600	1,299
6.310% due 10/25/2034 •(m)	1,195	1,060
People's Choice Home Loan Securities Trust 5.410% due 05/25/2035 •(m)	900	590
RAAC Trust 7.060% due 05/25/2046 •(m)	17,151	16,810
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	3,152	822
Residential Asset Mortgage Products Trust
5.185% due 04/25/2034 •(m)	916	916
5.305% due 04/25/2034 •(m)	314	316
6.010% due 04/25/2034 •(m)	1,024	1,014
6.415% due 04/25/2034 •(m)	1,738	1,785
Residential Asset Securities Corp. Trust
4.695% due 11/25/2036 •(m)	3,641	3,369
4.775% due 10/25/2036 •(m)	2,343	2,161
4.915% due 08/25/2036 •(m)	7,899	6,988
4.930% due 04/25/2036 •(m)	6,175	5,143
5.095% due 12/25/2035 ~(m)	5,873	5,099
5.380% due 12/25/2035 •(m)	1,771	1,298
Saxon Asset Securities Trust
2.101% due 03/25/2035 •(m)	5,096	2,811
2.133% due 11/25/2035 ~(m)	5,547	3,842
2.133% due 11/25/2035 •(m)	2,200	1,961
Securitized Asset-Backed Receivables LLC Trust
4.715% due 07/25/2036 •(m)	10,778	9,072
4.755% due 07/25/2036 ~	2,562	839
4.895% due 02/25/2037 •	211	90
5.110% due 01/25/2035 •	5	5
Soundview Home Loan Trust
4.585% due 06/25/2037 ~(m)	2,036	1,333
4.715% due 06/25/2037 •(m)	5,032	3,295

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

4.795% due 02/25/2037 ~(m)	6,748	1,811
4.955% due 02/25/2037 •(m)	7,831	2,108
5.365% due 11/25/2035 •(m)	181	181
5.385% due 10/25/2037 ~(m)	3,740	2,858
5.410% due 11/25/2035 •(m)	1,134	1,117
5.535% due 09/25/2037 •(m)	1,420	1,175
Structured Asset Securities Corp. Trust 10.435% due 05/25/2032 •(m)	4,126	3,734
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 •	282	281
Wells Fargo Home Equity Asset-Backed Securities Trust 4.840% due 01/25/2037 •	9,537	9,419

		647,050

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 6.235% due 08/25/2037 •	13	13

MANUFACTURING HOUSE ABS OTHER 0.3%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049	200	0
Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	2,914	431
9.163% due 03/01/2033 •(m)	8,494	8,570
9.546% due 12/01/2033 ~(m)	4,957	4,840
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~(m)	4,580	4,602
Mid-State Capital Corp. Trust 6.742% due 10/15/2040 (m)	1,946	1,972
Oakwood Mortgage Investors, Inc. 8.490% due 10/15/2030	1,147	1,105

		21,520

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	3,549	279
Conseco Finance Corp.
6.530% due 02/01/2031 ~	307	277
7.060% due 02/01/2031 •	1,334	1,224
7.500% due 03/01/2030 ~	5,946	1,732
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ	202	206
7.960% due 05/01/2031	1,457	307
8.260% due 12/01/2030 •(m)	4,584	857
8.850% due 12/01/2030 •(m)	5,630	761
Oakwood Mortgage Investors, Inc. 7.840% due 11/15/2029 •	608	616

		6,259

WHOLE LOAN COLLATERAL 1.1%
Bear Stearns Asset-Backed Securities Trust
4.897% due 10/25/2036 ~	113	87
5.279% due 07/25/2036 •	13	13
5.358% due 10/25/2036 ~	2,323	1,037
Citigroup Mortgage Loan Trust
4.507% due 03/25/2036 þ	1,328	622
5.135% due 11/25/2046 •(m)	4,267	3,634
6.352% due 05/25/2036 þ	348	127
6.851% due 05/25/2036 þ	2,024	736
Countrywide Asset-Backed Certificates Trust 4.915% due 04/25/2036 •	302	268
First Franklin Mortgage Loan Trust
5.005% due 02/25/2036 •(m)	5,500	5,191
5.380% due 09/25/2035 •(m)	5,832	5,348
5.410% due 05/25/2036 •(m)	14,212	12,755
5.485% due 03/25/2035 •	2,101	1,944
GSAMP Trust 6.310% due 06/25/2034 •(m)	1,253	1,166
Lehman XS Trust
4.276% due 05/25/2037 ~(m)	5,723	4,833
6.670% due 06/24/2046 þ	158	168
PRET LLC
3.721% due 07/25/2051 þ	1,234	1,222
3.844% due 07/25/2051 þ	2,966	2,884
6.170% due 07/25/2051 þ(m)	2,100	2,099
7.967% due 09/25/2051 þ(m)	4,071	4,024
PRPM LLC 9.291% due 02/25/2027 þ	1,013	1,014
Residential Asset Mortgage Products Trust 5.316% due 08/25/2033 •	303	301
Securitized Asset-Backed Receivables LLC Trust
4.935% due 05/25/2036 •(m)	14,269	7,357

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.035% due 11/25/2035 ~(m)		9,070	7,612
5.095% due 08/25/2035 ~(m)		1,365	1,044
5.410% due 12/25/2034 •(m)		495	420
Specialty Underwriting & Residential Finance Trust
4.202% due 02/25/2037 þ		2,364	780
4.485% due 06/25/2037 •		2,850	1,420
5.135% due 03/25/2037 ~		260	132

			68,238

OTHER ABS 8.7%
510 Loan Acquisition Trust 8.107% due 09/25/2060 þ(m)		12,572	12,609
ABSLT DE LLC 12.819% due 05/20/2033 «		57,200	57,098
Acacia CDO Ltd. 8.350% due 11/08/2039 •(m)		8,674	1,930
ACHV ABS Trust 5.010% due 12/26/2031		63	63
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	563
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		$1,019	973
Apex Credit CLO Ltd. 0.000% due 10/20/2034 ~		20,050	10,818
Banco Bilbao Vizcaya Argentaria 3.037% due 03/22/2046 •	EUR	455	148
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		$2,900	365
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	759
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(h)		21	11,220
6.610% due 06/25/2054 «		2,647	2,677
8.660% due 06/25/2054 «		3,811	3,958
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,346
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	1,401	267
Coronado CDO Ltd.
6.000% due 09/04/2038 (m)		$3,644	1,175
6.078% due 09/04/2038 •(m)		22,996	6,877
Credit-Based Asset Servicing & Securitization CBO Ltd. 0.430% due 09/06/2041 •		98,373	518
Dryden Senior Loan Fund 1.000% due 04/15/2038 «~(c)		8,400	7,518
Duke Funding Ltd. 0.697% due 04/08/2039 ~(m)		7,546	583
ECAF Ltd.
3.473% due 06/15/2040 (m)		712	584
4.947% due 06/15/2040 (m)		4,713	3,959
Euromax ABS PLC 2.875% due 11/10/2095 •	EUR	2,666	2,802
FAB U.K. Ltd. 0.000% due 12/06/2045 •	GBP	15,488	4,146
FREED ABS Trust 0.000% due 09/20/2027 «(h)		$10	75
Glacier Funding CDO Ltd. 7.770% due 08/04/2035 •(m)		31,282	2,776
GreenSky Home Improvement Trust
5.870% due 06/25/2059		500	507
6.360% due 06/25/2059		500	510
7.330% due 06/25/2059		900	926
8.750% due 10/27/2059		500	505
Hillcrest CDO Ltd. 5.540% due 12/10/2039 •(m)		33,153	5,927
Hout Bay Corp.
2.184% due 07/05/2041 •		4,871	5
2.314% due 07/05/2041 ^•(e)		1,690	0
4.422% due 07/05/2041 •		109,166	18,335
KGS-Alpha SBA COOF Trust 1.269% due 04/25/2038 «~(a)		547	11
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		2,525	2,455
Lendingpoint Asset Securitization Trust 5.990% due 10/15/2029		975	936
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		1,400	133
0.000% due 04/15/2028 «(h)		1,700	210
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~(m)		5,600	2,139
MAN GLG U.S. CLO Ltd. 0.000% due 07/15/2034 •		6,450	3,726
Marble Point CLO Ltd. 0.000% due 01/22/2052 ~		17,150	9,705

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Margate Funding Ltd.
5.586% due 12/04/2044 ^•(e)		4,126	70
7.830% due 12/04/2044 •(m)		17,556	4,428
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		16	13
0.000% due 09/17/2029 «(h)		35	33
0.000% due 03/15/2030 «(h)		33	186
0.000% due 09/16/2030 «(h)		9	213
National Collegiate Commutation Trust 0.000% due 03/25/2038 •(m)		135,030	22,080
OCP CLO Ltd. 0.000% due 07/20/2037 ~		11	4,334
Orient Point CDO Ltd. 5.124% due 10/03/2045 •		391,989	114,737
Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «•		700	594
3.270% due 05/15/2029		495	477
5.162% due 04/15/2032 «		868	870
5.617% due 04/15/2032 «		779	784
5.823% due 04/15/2032 «		450	453
6.261% due 04/15/2032 «		470	475
8.491% due 06/16/2031		5,998	6,080
10.273% due 04/15/2032 «		580	601
Palisades CDO Ltd. 8.450% due 07/22/2039 •(m)		6,540	2,560
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(m)		706	397
Reach ABS Trust
5.340% due 08/16/2032		500	504
7.750% due 08/16/2032		500	510
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~(m)		11,667	3,149
0.000% due 10/20/2030 ~		4,967	1,312
0.000% due 10/20/2031 •		4,967	812
0.000% due 04/20/2034 ~(m)		22,000	9,781
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	592
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)(m)		$36	14,567
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		31	6,439
SMB Private Education Loan Trust
0.000% due 09/15/2054 «(h)(m)		9,177	10,727
0.000% due 10/15/2048 «(h)		8	2,080
0.000% due 09/15/2054 «(h)(m)		28,998	34,136
0.000% due 11/16/2054 «(h)		5	4,735
0.000% due 02/16/2055 «(h)		9	9,049
5.950% due 02/16/2055 (m)		7,097	7,025
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(h)		14,219	1,183
Soloso CDO Ltd. 4.875% due 10/07/2037 •		17,418	13,412
South Coast Funding Ltd.
0.454% due 01/06/2041 •(m)		158,546	28,775
0.454% due 01/06/2041 •		48	9
0.660% due 01/06/2041 •		10,259	1
0.816% due 01/06/2041 •		2,565	0
0.916% due 01/06/2041 •(m)		9,983	1,812
5.613% due 08/06/2039 •		3,678	1,175
Start Ltd. 4.089% due 03/15/2044 (m)		532	527
Stream Innovations Trust 6.270% due 07/15/2044		377	394
Taberna Preferred Funding Ltd.
4.945% due 08/05/2036 •		2,481	2,245
4.945% due 08/05/2036 •(m)		9,980	9,032
Talon Funding Ltd. 0.670% due 06/05/2035 •		676	100
Tropic CDO Ltd. 4.884% due 07/15/2036 •		3,306	3,173
Verde CDO Ltd. 4.788% due 10/05/2045 •(m)		240,688	48,591

			557,069

Total Asset-Backed Securities (Cost $1,930,861)			1,348,139

SOVEREIGN ISSUES 6.7%
Argentina Government International Bond
0.750% due 07/09/2030 þ(m)		27,885	17,757
1.000% due 07/09/2029 (m)		4,771	3,708
3.500% due 07/09/2041 þ(m)		17,060	9,910
4.125% due 07/09/2035 þ(m)		13,800	8,646
4.125% due 07/09/2035 þ		21,344	13,077
4.125% due 07/09/2046 þ		225	138
5.000% due 01/09/2038 þ(m)		76,360	50,388

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Avenir Issuer Ireland DAC 6.000% due 10/25/2027		10,900	10,294
Dominican Republic International Bond
6.950% due 03/15/2037		5,000	5,055
7.150% due 02/24/2055		900	903
10.500% due 03/15/2037 (m)	DOP	3,862,000	62,636
10.750% due 06/01/2036		84,600	1,391
Ecuador Government International Bond 6.900% due 07/31/2030 þ		$2,186	1,306
Egypt Government International Bond
6.375% due 04/11/2031 (m)	EUR	13,100	12,032
8.625% due 02/04/2030		$2,000	1,938
9.450% due 02/04/2033		4,200	3,969
El Salvador Government International Bond
9.250% due 04/17/2030 (m)		20,000	20,880
9.650% due 11/21/2054 (m)		9,200	9,239
Ghana Government International Bond
0.000% due 07/03/2026 (h)(m)		273	257
0.000% due 01/03/2030 (h)(m)		609	470
5.000% due 07/03/2029 þ(m)		2,756	2,411
5.000% due 07/03/2035 þ(m)		3,963	2,826
Mexico Government International Bond 4.625% due 05/04/2033 (m)	EUR	2,100	2,221
Mongolia Government International Bond 6.625% due 02/25/2030		$1,000	982
Paraguay Government International Bond 6.650% due 03/04/2055		600	603
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	23
5.400% due 08/12/2034		1	0
6.150% due 08/12/2032		5	1
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		5	1
Republic of Kenya Government International Bond 9.500% due 03/05/2036		$1,600	1,470
Republic of Uzbekistan International Bond 5.100% due 02/25/2029	EUR	5,000	5,393
Romania Government International Bond
5.125% due 09/24/2031		3,090	3,232
5.250% due 03/10/2030		18,300	19,947
5.250% due 05/30/2032		200	209
5.375% due 03/22/2031 (m)		2,620	2,809
5.625% due 02/22/2036 (m)		1,060	1,061
5.625% due 05/30/2037		3,200	3,161
5.875% due 07/11/2032 (c)		21,200	22,770
6.250% due 09/10/2034		58,600	62,905
6.375% due 09/18/2033 (m)		3,000	3,311
Russia Government International Bond
5.100% due 03/28/2035		$600	0
5.625% due 04/04/2042		10,200	7,140
5.875% due 09/16/2043		200	137
Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	1,484,300	36,799
45.031% due 05/20/2026 ~		1,700	45
45.031% due 08/19/2026 ~		1,300	34
45.031% due 05/17/2028 ~		276,200	6,885
Ukraine Government International Bond
0.000% due 02/01/2030 þ(i)		$605	312
0.000% due 02/01/2034 þ(i)		2,262	899
0.000% due 02/01/2035 þ(i)		1,912	1,061
0.000% due 02/01/2036 þ(i)		1,593	880
1.750% due 02/01/2034 þ		3,223	1,724
1.750% due 02/01/2035 þ		3,879	2,036
1.750% due 02/01/2036 þ		3,980	2,060
Venezuela Government International Bond 9.250% due 09/15/2027 ^(e)		734	154

Total Sovereign Issues (Cost $417,141)			429,500

		SHARES
COMMON STOCKS 3.4%
COMMUNICATION SERVICES 1.6%
Clear Channel Outdoor Holdings, Inc. (f)		4,853,248	5,387
iHeartMedia, Inc. 'A' (f)		2,021,190	3,335
Promotora de Informaciones SA 'A' (f)		4,079,279	1,637
Syniverse Holdings, Inc. «(k)		20,866,719	20,298
Windstream Services LLC «(f)		3,155,914	70,805

			101,462

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		2	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Desarrolladora Homex SAB de CV (f)	719,113	0
West Marine «(f)(k)	43,000	272

		272

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(f)(k)	299,163,217	0

FINANCIALS 1.7%
Banca Monte dei Paschi di Siena SpA	6,139,000	48,471
Corestate Capital Holding SA «(f)(k)	843,935	0
Intelsat Emergence SA «(k)	1,755,353	59,128
MNEQ Holdings, Inc. «(f)(k)	25,645	116
UBS Group AG	12,342	375

		108,090

INDUSTRIALS 0.1%
Clover Holdings, Inc. «(f)(k)	157,800	2,687
Foresea Holdings SA «	263,557	6,639
Mcdermott International Ltd. (f)	4,683	77
Westmoreland Mining Holdings «(f)(k)	238,883	254
Westmoreland Mining LLC «(f)(k)	240,987	791

		10,448

Total Common Stocks (Cost $271,758)		220,271

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028	5,580	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	13,833	27

Total Warrants (Cost $43,499)		27

PREFERRED SECURITIES 1.8%
BANKING & FINANCE 0.8%
ADLER Group SA «	10,224,514	0
AGFC Capital Trust 6.314% due 01/15/2067 ~(m)	35,500,000	25,053
American AgCredit Corp. 5.250% due 06/15/2026 •(j)	10,000,000	9,637
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)(m)	4,300,000	4,319
Compeer Financial ACA 4.875% due 08/15/2026 •(j)(m)	1,900,000	1,848
OCP CLO Ltd. 0.000% due 04/26/2036 •	2,600	1,068
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)(m)	5,253,700	6,394

		48,319

INDUSTRIALS 1.0%
Atlas Re Ltd. «	528	52,800
SVB Financial Trust
0.000% due 11/07/2032 (h)	167,720	4
11.000% due 11/07/2032	29,233	14,324

		67,128

Total Preferred Securities (Cost $118,560)		115,447

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
Uniti Group, Inc.	1,591,211	8,020
VICI Properties, Inc.	711,293	23,202

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $18,729)		31,222

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS (l) 2.6%		166,689

U.S. TREASURY BILLS 0.9%
4.290% due 04/17/2025 - 06/26/2025 (g)(h)(p)	56,758	56,383

Total Short-Term Instruments (Cost $223,074)		223,072

Total Investments in Securities (Cost $9,996,087)		8,884,288

	SHARES
INVESTMENTS IN AFFILIATES 12.8%
COMMON STOCKS 6.4%
AFFILIATED INVESTMENTS 6.4%
Amsurg Equity «(k)	3,517,243	164,438
Incora New Equity «(k)	2,316,329	82,778
Market Garden Dogwood LLC †«‡(k)	147,000,000	154,492
Oi SA	24,221,572	4,244
Sierra Hamilton Holder LLC «(k)	30,337,712	3

		405,955

Total Common Stocks (Cost $414,174)		405,955

SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	42,127,969	410,074

Total Short-Term Instruments (Cost $409,788)		410,074

Total Investments in Affiliates (Cost $823,962)		816,029

Total Investments 152.2% (Cost $10,820,049)		$9,700,317
Financial Derivative Instruments (n)(o) (0.7)%(Cost or Premiums, net $33,189)		(42,663)
Other Assets and Liabilities, net (51.5)%		(3,284,163)

Net Assets 100.0%		$6,373,491

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

†						Represents co-investment made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission.
^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
‡						Insurance-Linked Investments.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Payment in-kind security.
(e)						Security is not accruing income as of the date of this report.
(f)						Security did not produce income within the last twelve months.
(g)						Coupon represents a weighted average yield to maturity.
(h)						Zero coupon security.
(i)						Security becomes interest bearing at a future date.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023	$146,968	$164,438	2.58%
Clover Holdings, Inc.					12/09/2024 - 03/10/2025	2,367	2,687	0.04
Corestate Capital Holding SA					08/22/2023	0	0	0.00
Incora New Equity					01/31/2025	112,516	82,778	1.30
Incora Top Holdco LLC 0.000% due 01/30/2033					01/31/2025	49,687	71,802	1.13
Intelsat Emergence SA					06/19/2017 - 02/23/2024	114,056	59,128	0.93
Market Garden Dogwood LLC					03/13/2024	147,000	154,492	2.42
MNEQ Holdings, Inc.					03/16/2023 - 03/29/2023	285	116	0.00
Sierra Hamilton Holder LLC					07/31/2017	7,690	3	0.00
Steinhoff International Holdings NV					06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.					05/12/2022 - 11/30/2024	20,560	20,298	0.32
Ubisoft Entertainment SA 0.000% due 12/22/2025					03/11/2025	5,751	5,694	0.09
West Marine					09/12/2023	618	272	0.01
Westmoreland Mining Holdings					12/08/2014 - 03/26/2019	6,949	254	0.00
Westmoreland Mining LLC					06/30/2023	1,597	791	0.01

						$616,044	$562,753	8.83%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	4.390%	07/30/2024	TBD(2)	$166,689	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2040	$(167,521)	$166,689	$172,075

Total Repurchase Agreements						$(167,521)	$166,689	$172,075

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BNY	5.460%	01/10/2025	07/10/2025		$(81,687)	$(82,686)
	5.460	02/12/2025	08/12/2025		(50,642)	(51,010)
	5.460	03/11/2025	09/11/2025		(3,700)	(3,712)
	5.460	03/17/2025	09/15/2025		(20,759)	(20,805)
BOM	4.770	03/10/2025	04/10/2025		(3,364)	(3,374)
BOS	5.060	03/03/2025	04/02/2025		(16,264)	(16,330)
	5.360	03/03/2025	04/02/2025		(11,098)	(11,146)
	5.460	03/03/2025	04/02/2025		(18,495)	(18,576)
	5.510	03/03/2025	04/02/2025		(4,108)	(4,126)
	5.560	03/03/2025	04/02/2025		(5,797)	(5,823)
BPS	0.900	03/18/2025	TBD(4)	EUR	(3,858)	(4,173)
	2.550	03/12/2025	TBD(4)		(4,720)	(5,111)
	2.600	03/05/2025	07/07/2025		(1,935)	(2,096)
	2.680	03/05/2025	07/07/2025		(13,734)	(14,880)
	2.900	03/14/2025	07/14/2025		(22,301)	(24,149)
	4.490	03/11/2025	TBD(4)		$(4,075)	(4,085)
	4.840	03/10/2025	06/10/2025		(34,120)	(34,221)
	4.860	02/13/2025	04/14/2025		(29,183)	(29,368)
	4.870	01/29/2025	04/29/2025		(1,101)	(1,110)
	4.890	03/10/2025	06/10/2025		(948)	(950)
	4.900	01/24/2025	04/24/2025		(31,856)	(32,147)
	4.960	01/09/2025	05/09/2025		(23,326)	(23,585)
	5.040	03/10/2025	06/10/2025		(3,021)	(3,030)
	5.097	03/21/2025	07/21/2025	GBP	(7,592)	(9,823)
	5.110	02/14/2025	08/14/2025		$(18,057)	(18,174)
	5.290	01/23/2025	07/22/2025		(4,905)	(4,958)
	5.440	01/23/2025	07/22/2025		(2,129)	(2,152)
	5.560	02/14/2025	08/14/2025		(1,348)	(1,358)
	5.570	01/23/2025	07/22/2025		(752)	(761)
	5.590	01/23/2025	07/22/2025		(140,716)	(142,226)
	5.590	02/14/2025	08/14/2025		(30,128)	(30,341)
	5.590	03/26/2025	08/14/2025		(2,679)	(2,681)
	5.690	01/23/2025	07/22/2025		(12,292)	(12,424)
	5.710	11/18/2024	05/16/2025		(2,134)	(2,179)
	5.910	10/24/2024	04/22/2025		(7,786)	(7,988)
	5.910	11/18/2024	05/16/2025		(1,684)	(1,719)
BRC	1.000	03/12/2025	TBD(4)	EUR	(5,278)	(5,711)
	1.500	03/12/2025	TBD(4)		(3,080)	(3,333)
	2.000	03/12/2025	TBD(4)		(1,426)	(1,544)
	2.580	03/12/2025	TBD(4)		(857)	(928)
	4.250	03/03/2025	TBD(4)		$(9,814)	(9,847)
	4.300	02/19/2025	TBD(4)		(7,030)	(7,065)
	4.600	12/20/2024	TBD(4)		(1,137)	(1,152)
	4.650	03/10/2025	04/09/2025		(28,155)	(28,235)
	5.050	03/17/2025	06/17/2025		(19,333)	(19,373)
	5.300	01/03/2025	04/03/2025		(345)	(349)
	5.300	02/03/2025	05/05/2025		(1,400)	(1,412)
	5.390	01/10/2025	04/10/2025		(17,799)	(18,015)
	5.460	03/24/2025	07/22/2025		(527)	(528)
	5.510	02/26/2025	05/27/2025		(12,678)	(12,744)
	5.510	03/24/2025	07/22/2025		(14,975)	(14,993)
	5.543	03/19/2025	06/19/2025	GBP	(16,788)	(21,729)
	5.560	03/21/2025	07/18/2025		$(9,470)	(9,486)
	5.560	03/24/2025	07/22/2025		(36,895)	(36,940)
	5.610	03/07/2025	07/07/2025		(2,416)	(2,425)
	5.660	03/24/2025	07/22/2025		(1,270)	(1,272)
BYR	4.840	01/21/2025	04/21/2025		(21,270)	(21,469)
	4.860	01/21/2025	04/21/2025		(11,605)	(11,713)
	4.860	02/18/2025	05/19/2025		(1,345)	(1,352)
	4.860	02/19/2025	05/20/2025		(11,238)	(11,300)
	4.860	02/20/2025	05/20/2025		(1,425)	(1,432)
	4.860	03/06/2025	09/05/2025		(87,960)	(88,267)
	4.860	03/11/2025	09/05/2025		(10,487)	(10,517)
	4.880	01/10/2025	04/10/2025		(4,307)	(4,354)
	4.890	03/28/2025	05/20/2025		(10,306)	(10,312)
CDC	4.700	02/19/2025	05/20/2025		(1,285)	(1,292)
	4.760	03/18/2025	07/16/2025		(2,081)	(2,085)
	4.800	02/19/2025	05/20/2025		(1,641)	(1,650)
	4.800	02/20/2025	05/20/2025		(1,302)	(1,309)
	4.810	01/27/2025	04/28/2025		(10,658)	(10,749)
	4.810	02/04/2025	04/28/2025		(255)	(257)
	4.810	02/28/2025	04/28/2025		(571)	(573)
	4.840	03/24/2025	04/02/2025		(428)	(428)
	4.850	01/03/2025	04/04/2025		(5,583)	(5,649)
	4.860	03/18/2025	07/16/2025		(18,583)	(18,618)
	4.860	03/24/2025	07/22/2025		(32,439)	(32,439)
	5.060	03/10/2025	07/08/2025		(330)	(331)
	5.110	02/20/2025	05/08/2025		(529)	(532)
	5.160	03/10/2025	07/08/2025		(8,570)	(8,597)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

	5.210	02/07/2025	05/08/2025		(3,927)	(3,957)
	5.260	03/10/2025	07/08/2025		(12,677)	(12,717)
	5.310	03/10/2025	07/08/2025		(519)	(521)
	5.410	03/10/2025	07/08/2025		(1,565)	(1,570)
DBL	3.047	09/07/2023	TBD(4)	EUR	(12,578)	(14,500)
	4.650	03/11/2025	TBD(4)		$(3,854)	(3,864)
	4.650	03/12/2025	TBD(4)		(13,965)	(14,001)
	4.650	03/24/2025	TBD(4)		(8,925)	(8,934)
	4.700	03/12/2025	TBD(4)		(48,829)	(48,956)
	4.860	03/24/2025	04/21/2025		(53,539)	(53,596)
	5.009	03/17/2025	05/16/2025		(10,938)	(10,961)
	5.013	03/12/2025	05/09/2025		(3,663)	(3,673)
	5.017	03/28/2025	05/23/2025		(2,635)	(2,636)
	5.059	03/17/2025	05/16/2025		(3,345)	(3,352)
	5.063	03/12/2025	05/09/2025		(424)	(426)
	5.071	03/04/2025	05/02/2025		(17,173)	(17,241)
	5.107	03/14/2025	05/09/2025		(5,138)	(5,151)
	5.109	03/17/2025	05/16/2025		(6,146)	(6,159)
	5.113	03/12/2025	05/09/2025		(3,045)	(3,054)
	5.121	03/04/2025	05/02/2025		(2,948)	(2,960)
	5.159	03/17/2025	05/16/2025		(1,691)	(1,694)
	5.163	03/12/2025	05/09/2025		(3,141)	(3,150)
	5.171	03/04/2025	05/02/2025		(12,804)	(12,855)
	5.259	03/17/2025	05/16/2025		(2,532)	(2,537)
	5.313	03/12/2025	05/09/2025		(1,578)	(1,583)
	5.409	03/17/2025	05/16/2025		(11,261)	(11,286)
	5.459	03/17/2025	05/16/2025		(22,850)	(22,902)
	5.509	03/17/2025	05/16/2025		(1,720)	(1,724)
	5.565	03/21/2025	05/16/2025		(4,120)	(4,127)
	5.609	03/17/2025	05/16/2025		(5,393)	(5,405)
	5.659	03/17/2025	05/16/2025		(16,882)	(16,921)
	5.784	03/17/2025	05/16/2025		(1,637)	(1,641)
	5.809	03/17/2025	05/16/2025		(11,908)	(11,937)
	5.834	03/17/2025	05/16/2025		(10,054)	(10,078)
	5.859	03/17/2025	05/16/2025		(86,540)	(86,751)
	5.909	03/17/2025	05/16/2025		(3,157)	(3,165)
	5.934	03/17/2025	05/16/2025		(11,028)	(11,055)
	5.939	03/17/2025	05/16/2025		(7,711)	(7,730)
	5.959	03/17/2025	05/16/2025		(13,458)	(13,492)
	6.009	03/17/2025	05/16/2025		(27,878)	(27,948)
	6.034	03/17/2025	05/16/2025		(2,893)	(2,900)
DEU	4.810	02/13/2025	04/14/2025		(10,671)	(10,738)
	4.820	12/20/2024	TBD(4)		(13,260)	(13,441)
	4.820	01/09/2025	TBD(4)		(3,276)	(3,311)
	4.870	03/31/2025	05/21/2025		(19,763)	(19,765)
GLM	5.220	09/27/2024	06/24/2025		(108,620)	(111,549)
	5.270	09/27/2024	06/24/2025		(7,158)	(7,353)
	5.320	09/27/2024	06/24/2025		(4,128)	(4,241)
	5.470	09/27/2024	06/24/2025		(2,677)	(2,753)
	5.563	10/29/2024	07/29/2025		(63,461)	(64,971)
	5.610	01/27/2025	07/29/2025		(1,657)	(1,673)
	5.613	10/29/2024	07/29/2025		(8,399)	(8,601)
	5.663	10/29/2024	07/29/2025		(2,902)	(2,972)
IND	4.700	03/06/2025	06/04/2025		(2,178)	(2,185)
	4.730	02/25/2025	04/28/2025		(156)	(157)
	4.770	03/06/2025	06/04/2025		(3,155)	(3,166)
	4.770	03/17/2025	06/17/2025		(79)	(79)
	4.870	03/26/2025	07/25/2025		(1,029)	(1,030)
	4.950	02/10/2025	04/11/2025		(1,780)	(1,792)
	4.970	03/14/2025	06/13/2025		(1,789)	(1,793)
	4.990	03/28/2025	08/25/2025		(682)	(682)
	5.000	02/10/2025	04/11/2025		(669)	(674)
	5.000	03/14/2025	06/13/2025		(2,580)	(2,587)
	5.010	02/25/2025	04/28/2025		(14,606)	(14,677)
	5.010	03/14/2025	06/13/2025		(1,778)	(1,782)
	5.020	03/14/2025	06/13/2025		(844)	(846)
JML	1.000	03/12/2025	TBD(4)	EUR	(3,878)	(4,196)
	4.750	03/21/2025	05/09/2025		$(46,378)	(46,446)
	5.399	03/21/2025	06/23/2025	GBP	(11,398)	(14,747)
	5.500	03/21/2025	05/09/2025		$(194)	(195)
JPS	5.050	02/07/2025	05/08/2025		(1,596)	(1,608)
	5.300	01/03/2025	04/03/2025		(5,616)	(5,688)
	5.300	02/07/2025	05/08/2025		(1,533)	(1,545)
	5.400	01/03/2025	04/03/2025		(5,365)	(5,436)
	5.400	02/07/2025	05/08/2025		(1,966)	(1,982)
	5.500	01/03/2025	04/03/2025		(1,878)	(1,904)
	5.500	02/07/2025	05/08/2025		(5,068)	(5,109)
	5.600	01/03/2025	04/03/2025		(3,584)	(3,634)
MBC	1.500	03/21/2025	TBD(4)	EUR	(1,991)	(2,154)
	5.156	03/13/2025	07/14/2025	GBP	(10,696)	(13,853)
	5.206	03/13/2025	07/14/2025		(6,921)	(8,965)
MEI	2.900	03/21/2025	06/23/2025	EUR	(2,061)	(2,231)
	2.940	03/13/2025	06/13/2025		(4,919)	(5,327)
	2.950	03/14/2025	07/14/2025		(16,161)	(17,501)
	4.000	03/21/2025	05/09/2025		$(5,311)	(5,318)
	4.950	03/21/2025	06/23/2025	GBP	(1,554)	(2,010)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

	4.990	03/19/2025	06/19/2025		(801)	(1,037)
	5.140	03/21/2025	05/21/2025		(3,152)	(4,079)
MSB	4.991	03/20/2025	07/21/2025		(4,787)	(6,194)
	5.021	03/20/2025	07/21/2025		(5,925)	(7,667)
	5.051	03/20/2025	07/21/2025		(6,468)	(8,369)
	5.159	03/20/2025	09/22/2025		(8,665)	(11,212)
	5.232	01/20/2025	07/21/2025		(17,776)	(23,191)
	5.260	03/21/2025	09/17/2025		$(2,943)	(2,948)
	5.360	03/21/2025	09/17/2025		(9,143)	(9,158)
	5.460	02/03/2025	08/04/2025		(23,171)	(23,371)
	5.510	03/21/2025	09/17/2025		(47,820)	(47,900)
	5.560	02/03/2025	08/04/2025		(6,582)	(6,640)
	5.560	03/21/2025	09/17/2025		(18,781)	(18,812)
MYI	1.900	03/12/2025	TBD(4)	EUR	(7,538)	(8,160)
	2.000	12/20/2024	TBD(4)		$(10,712)	(10,773)
	2.200	03/12/2025	TBD(4)	EUR	(2,920)	(3,161)
MZF	5.330	03/12/2025	09/12/2025		$(58,258)	(58,430)
	5.530	03/12/2025	09/12/2025		(448)	(450)
NOM	4.200	12/20/2024	TBD(4)		(4,634)	(4,689)
	4.750	12/20/2024	TBD(4)		(3,457)	(3,503)
NXN	4.800	03/18/2025	04/01/2025		(436)	(436)
	4.800	03/28/2025	07/16/2025		(3,049)	(3,051)
	4.810	02/26/2025	04/02/2025		(862)	(866)
	4.840	04/01/2025	04/02/2025		(348)	(349)
RBC	5.700	03/20/2025	09/19/2025		(2,429)	(2,434)
	5.750	02/06/2025	05/06/2025		(2,514)	(2,536)
	5.750	03/20/2025	09/19/2025		(2,113)	(2,118)
RCE	3.467	02/05/2025	08/05/2025	EUR	(2,417)	(2,629)
RCY	4.830	03/07/2025	04/07/2025		$(11,403)	(11,441)
	4.880	03/20/2025	04/21/2025		(6,180)	(6,190)
RTA	4.950	03/19/2025	06/18/2025		(21,795)	(21,833)
	5.120	03/11/2025	07/10/2025		(26,888)	(26,968)
	5.320	03/18/2025	09/18/2025		(7,246)	(7,261)
	5.350	03/04/2025	09/04/2025		(12,869)	(12,923)
	5.400	03/04/2025	09/04/2025		(2,626)	(2,637)
	5.400	03/14/2025	07/14/2025		(2,912)	(2,920)
	5.480	03/11/2025	07/10/2025		(12,516)	(12,556)
	5.490	01/30/2025	07/29/2025		(29,382)	(29,654)
	5.500	03/11/2025	07/10/2025		(13,922)	(13,966)
	5.500	03/31/2025	05/15/2025		(4,917)	(4,918)
	5.550	12/20/2024	06/18/2025		(142)	(145)
	5.550	01/07/2025	04/07/2025		(6,340)	(6,422)
	5.550	03/19/2025	09/19/2025		(13,949)	(13,976)
	5.560	01/30/2025	07/29/2025		(7,815)	(7,888)
	5.570	01/30/2025	07/29/2025		(21,422)	(21,620)
	5.600	01/30/2025	07/29/2025		(5,522)	(5,574)
	5.680	01/09/2025	05/09/2025		(5,009)	(5,072)
SBI	5.450	01/29/2025	07/28/2025		(24,847)	(25,080)
	5.500	01/29/2025	07/28/2025		(24,276)	(24,506)
	5.550	01/29/2025	07/28/2025		(4,905)	(4,952)
	5.600	01/29/2025	07/28/2025		(2,938)	(2,966)
SCX	4.450	01/10/2025	TBD(4)		(3,615)	(3,652)
SGY	4.810	03/28/2025	04/09/2025		(17,597)	(17,606)
SOG	4.540	03/14/2025	TBD(4)		(11,403)	(11,429)
	4.600	12/20/2024	TBD(4)		(26,241)	(26,583)
	4.620	03/14/2025	TBD(4)		(18,502)	(18,544)
	4.700	02/18/2025	04/08/2025		(587)	(590)
	4.700	03/17/2025	04/09/2025		(1,579)	(1,582)
	4.810	01/08/2025	04/08/2025		(262)	(265)
	4.810	01/09/2025	04/09/2025		(26,587)	(26,879)
	4.810	02/06/2025	04/08/2025		(1,730)	(1,742)
	4.810	02/06/2025	04/09/2025		(2,831)	(2,851)
	4.830	03/18/2025	06/18/2025		(1,954)	(1,958)
	4.830	03/24/2025	06/24/2025		(16,187)	(16,204)
	5.260	01/23/2025	07/23/2025		(9,894)	(9,997)
	5.360	03/18/2025	09/18/2025		(15,710)	(15,743)
	5.460	01/23/2025	07/23/2025		(4,532)	(4,579)
	5.460	03/13/2025	09/12/2025		(3,811)	(3,822)
	5.510	10/18/2024	04/17/2025		(1,221)	(1,252)
	5.510	01/23/2025	07/23/2025		(843)	(852)
	5.510	02/07/2025	08/07/2025		(23,981)	(24,174)
	5.560	01/23/2025	07/23/2025		(25,210)	(25,473)
UBS	2.570	03/12/2025	TBD(4)	EUR	(5,529)	(5,987)
	2.630	03/12/2025	TBD(4)		(5,376)	(5,821)
	2.650	03/12/2025	TBD(4)		(8,543)	(9,251)
	2.700	03/12/2025	TBD(4)		(8,362)	(9,055)
	3.104	03/21/2025	06/23/2025		(242)	(262)
	3.168	03/07/2025	06/09/2025		(13,511)	(14,642)
	3.254	03/21/2025	06/23/2025		(3,624)	(3,923)
	4.850	01/03/2025	04/03/2025		$(17,415)	(17,622)
	4.850	03/28/2025	04/03/2025		(8,077)	(8,081)
	5.083	03/07/2025	06/09/2025	GBP	(2,243)	(2,907)
	5.400	01/03/2025	04/03/2025		$(31,615)	(32,033)
	5.500	01/03/2025	04/03/2025		(8,570)	(8,685)
	5.520	11/01/2024	04/30/2025		(15,590)	(15,951)
	5.630	10/29/2024	04/29/2025		(47,024)	(48,157)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.640	10/16/2024	04/16/2025	(3,187)	(3,270)
WFS	4.940	03/17/2025	05/19/2025	(5,778)	(5,790)
4.960	03/17/2025	05/19/2025	(26,481)	(26,536)
5.010	03/17/2025	05/19/2025	(13,566)	(13,595)

Total Reverse Repurchase Agreements	$(2,980,336)

(m)	Securities with an aggregate market value of $3,688,623 and cash of $37,877 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(2,939,166) at a weighted average interest rate of 5.639%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	102	$(24,576)	$375	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	287	(68,823)	730	11	0
3-Month SOFR Active Contract March Futures	06/2025	315	(75,354)	776	2	0
3-Month SOFR Active Contract March Futures	06/2026	95	(22,918)	315	0	0
3-Month SOFR Active Contract September Futures	12/2025	76	(18,276)	313	1	0

Total Futures Contracts	$2,509	$14	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	150,900	$(4,811)	$339	$(4,472)	$658	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030	27,000	335	6,382	6,717	0	(116)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	28,300	(2,278)	24,401	22,123	0	(266)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$15,100	7	268	275	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	1,244,900	6,094	(8,986)	(2,892)	102	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	13,450	(2)	699	697	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027	1,348,200	13,042	(12,752)	290	254	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	660	(31)	(37)	(68)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028	196,000	2,649	(2,313)	336	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	123,500	(2,337)	2,957	620	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	275,200	4,155	(3,519)	636	252	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	98,500	(2,199)	15,831	13,632	0	(158)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	16,600	(225)	2,346	2,121	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	88,000	10,651	51	10,702	0	(182)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	1,300	28	(32)	(4)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038	108,200	418	(171)	247	0	(449)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043	1,300	(4)	246	242	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045	3,800	(44)	795	751	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048	3,100	256	515	771	0	(16)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	20,500	(367)	6,594	6,227	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	68,000	16,788	8,781	25,569	0	(354)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	45,800	11,031	5,493	16,524	0	(241)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052	92,160	786	4,623	5,409	0	(642)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	9,400	0	(119)	(119)	3	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027	4,700	0	(59)	(59)	1	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027	4,700	0	(58)	(58)	1	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027	2,400	0	(23)	(23)	1	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027	10,500	0	(99)	(99)	3	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027	599,100	0	5,049	5,049	0	(178)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027	25,100	0	(212)	(212)	7	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027	437,000	0	(3,286)	(3,286)	130	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	2,267	2,640	0	(35)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	1,200	(1)	153	152	0	(3)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,500	139	1,060	1,199	0	(12)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	500	(16)	234	218	0	(3)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	34,600	2,992	12,597	15,589	0	(176)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	143,700	1,990	10,843	12,833	0	(74)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	14,900	1,128	86	1,214	0	(117)

Total Swap Agreements	$60,547	$80,944	$141,491	$1,513	$(3,261)

Cash of $60,927 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	660	$4	$0	$0
05/2025	CNH	2,700	369	0	(4)
05/2025	$1,439	CNH	10,421	1	(1)
05/2025	4	JPY	658	0	0
06/2025	CNH	6,647	$910	0	(10)
07/2025	5,186	720	1	0
08/2025	5,187	719	0	(1)
BOA	04/2025	CZK	814	33	0	(2)
04/2025	DOP	146,646	2,305	0	(3)
04/2025	$5,875	EUR	5,522	96	0
05/2025	CNH	2,640	$361	0	(4)
05/2025	HKD	354,774	45,664	15	0
BPS	04/2025	CZK	11,308	465	0	(25)
04/2025	EUR	11,318	12,284	46	0
04/2025	IDR	1,158,079	70	0	0
04/2025	TRY	30,210	805	15	0
04/2025	$160	IDR	2,622,637	0	(2)
04/2025	2,208	TRY	84,165	11	0
05/2025	CNH	9,703	$1,335	0	(4)
05/2025	$4,759	EUR	4,410	18	0
05/2025	70	IDR	1,159,616	0	0
06/2025	CNH	7,824	$1,074	0	(9)
06/2025	$507	PLN	1,970	3	(3)
05/2029	KWD	1,047	$3,600	64	0
07/2029	128	440	8	0
BRC	04/2025	EUR	3,036	3,299	16	0
04/2025	JPY	185,400	1,260	24	0
04/2025	TRY	650,329	16,792	16	(152)
04/2025	$4,101	EUR	3,771	0	(23)
04/2025	30,553	TRY	1,165,399	70	(374)
04/2025	1,624	ZAR	29,933	7	0
05/2025	EUR	2,989	$3,242	5	0
05/2025	TRY	82,462	2,086	2	(7)
05/2025	$1,012	GBP	782	0	(2)
05/2025	20,262	TRY	792,413	0	(462)
06/2025	TRY	85,680	$2,035	0	(18)
06/2025	$13	PLN	52	0	0
06/2025	25,802	TRY	1,018,840	0	(1,111)
BSH	04/2025	AUD	444	$281	4	0
04/2025	JPY	2,374	16	0	0
05/2025	$16	JPY	2,366	0	0
06/2025	109	PLN	421	0	(1)
CBK	04/2025	CAD	4,205	$2,952	30	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

	04/2025	DOP	253,002		4,010	25	0
	04/2025	EUR	6,785		7,332	0	(5)
	04/2025	IDR	1,377,911		83	0	0
	04/2025		$84	IDR	1,377,911	0	(1)
	05/2025	DOP	275,958		$4,388	52	0
	05/2025		$2,952	CAD	4,199	0	(30)
	05/2025		34,771	EUR	32,057	0	(51)
	05/2025		70	IDR	1,156,750	0	0
DUB	04/2025	GBP	19,324		$25,012	49	0
	04/2025		$280	AUD	444	0	(2)
	04/2025		55,840	EUR	51,763	416	(284)
	04/2025		63	IDR	1,045,418	0	0
	05/2025	AUD	444		$280	3	0
	05/2025		$2,169	GBP	1,676	0	(4)
FAR	04/2025	EUR	872,936		$916,877	0	(27,028)
	04/2025	HUF	195,080		529	6	0
	04/2025	ZAR	450		25	0	0
	05/2025		$367	CNH	2,648	0	(2)
	06/2025		218	PLN	844	0	(1)
	07/2025	CNH	2,638		$367	1	0
GLM	04/2025	BRL	24,351		4,250	0	(17)
	04/2025	IDR	757,470		46	0	0
	04/2025	TRY	20,047		499	0	(15)
	04/2025		$4,241	BRL	24,351	27	0
	04/2025		45	IDR	737,873	0	0
	04/2025		655	TRY	25,708	7	0
	05/2025	CNH	2,567		$350	0	(4)
	05/2025	DOP	45,933		722	0	0
	05/2025		$46	IDR	758,155	0	0
	06/2025		118	PLN	456	0	(1)
	08/2025	DOP	1,582,570		$24,677	223	0
	09/2025		275,343		4,297	55	0
JPM	04/2025	CAD	1,750		1,225	8	0
	04/2025	IDR	84,721		5	0	0
	04/2025	JPY	1,388		9	0	0
	04/2025	TRY	38,650		961	0	(29)
	04/2025		$27,996	EUR	26,364	512	0
	04/2025		5	IDR	84,721	0	0
	05/2025	CNH	2,744		$376	0	(3)
	05/2025	TRY	189,815		4,904	111	0
	05/2025		$1,349	CNH	9,776	2	(1)
	05/2025		9	JPY	1,384	0	0
	05/2025		11,257	TRY	495,222	1,271	0
	06/2025	CNH	1,600		$219	0	(2)
	06/2025		$1,696	MXN	34,999	0	(3)
	06/2025		456	PLN	1,767	1	(2)
	06/2025		28,800	TRY	1,134,542	0	(1,142)
	07/2025	CNH	4,998		$693	0	(1)
	08/2025		4,733		656	0	(2)
MBC	04/2025	EUR	47,258		51,314	214	0
	04/2025		$1,242	CAD	1,782	0	(4)
	04/2025		25,314	EUR	23,898	571	(44)
	04/2025		1,552	GBP	1,200	0	(2)
	05/2025	CNH	4,721		$651	0	(1)
	05/2025		$665	CNH	4,821	1	(1)
	06/2025		153	PLN	589	0	(1)
	07/2025	CNH	2,396		$332	0	0
	08/2025		2,403		333	0	(1)
MYI	04/2025	GBP	163,602		207,301	0	(4,033)
	04/2025	TRY	494		13	0	0
	04/2025		$2,932	CAD	4,174	0	(32)
	04/2025		926,605	EUR	859,081	2,319	0
	04/2025		6,111	GBP	4,729	0	(3)
	04/2025	ZAR	203,692		$11,142	45	0
	05/2025	EUR	859,081		928,107	0	(2,320)
	06/2025		$34	PLN	136	1	0
RYL	04/2025		1,297	JPY	190,500	0	(27)
SCX	04/2025	BRL	24,458		$4,259	0	(27)
	04/2025	EUR	29,066		31,335	0	(94)
	04/2025		$4,184	BRL	24,458	102	0
	05/2025	CNH	4,242		$588	3	0
	06/2025	BRL	24,768		4,184	0	(101)
SSB	04/2025		$228,891	GBP	176,998	0	(255)
	05/2025	GBP	176,998		$228,874	252	0
UAG	04/2025	IDR	202,293		12	0	0
	04/2025		$12	IDR	202,293	0	0
	04/2025		217	TRY	8,738	8	0
	05/2025		12	IDR	202,577	0	0
	06/2025		48	PLN	185	0	0

Total Forward Foreign Currency Contracts						$6,737	$(37,794)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.280%	$3,000	$(580)	$266	$0	$(314)
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.447	22,600	(3,907)	764	0	(3,143)
Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.662	6,900	(1,476)	367	0	(1,109)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.057	22,100	0	1,263	1,263	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.003	3,483	0	24	24	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	0.004	1,882	0	14	14	0
GST	Eutelsat SA	5.000	Quarterly	12/20/2025	5.000	EUR	400	(18)	19	1	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	$4,800	(41)	24	0	(17)
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	4.280	3,700	(722)	334	0	(388)

$(6,744)	$3,075	$1,302	$(4,971)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	ABX.HE.AA.6-2 Index «	0.170%	Monthly	05/25/2046	$21,180	$(18,854)	$15,269	$0	$(3,585)
GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	4,126	(821)	518	0	(303)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	1,376	(964)	922	0	(42)

$(20,639)	$16,709	$0	$(3,930)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	59,900	$25	$(1,658)	$0	$(1,633)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	0.000%	Monthly	09/01/2027	465	$0	$(640)	$0	$(640)

Total Swap Agreements	$(27,358)	$17,486	$1,302	$(11,174)

(p)

Securities with an aggregate market value of $45,499 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,582,700	$816,960	$2,399,660
Corporate Bonds & Notes
Banking & Finance	0	318,414	0	318,414
Industrials	0	1,252,922	173,268	1,426,190
Utilities	0	167,734	0	167,734
Convertible Bonds & Notes
Banking & Finance	0	8,719	0	8,719
Municipal Bonds & Notes
Arizona	0	878	0	878
Michigan	0	3,092	0	3,092
West Virginia	0	33,499	0	33,499
U.S. Government Agencies	0	170,699	0	170,699
Non-Agency Mortgage-Backed Securities	0	1,982,567	5,157	1,987,724
Asset-Backed Securities
Automobile ABS Other	0	15,272	15,579	30,851
Automobile Sequential	0	0	17,139	17,139
Home Equity Other	0	647,050	0	647,050
Home Equity Sequential	0	13	0	13
Manufacturing House ABS Other	0	21,520	0	21,520
Manufacturing House Sequential	0	6,259	0	6,259
Whole Loan Collateral	0	68,238	0	68,238
Other ABS	0	387,031	170,038	557,069
Sovereign Issues	0	429,500	0	429,500
Common Stocks
Communication Services	10,359	0	91,103	101,462
Consumer Discretionary	0	0	272	272
Financials	48,846	0	59,244	108,090
Industrials	0	77	10,371	10,448
Warrants
Financials	0	0	27	27
Preferred Securities
Banking & Finance	0	48,319	0	48,319
Industrials	0	14,328	52,800	67,128
Real Estate Investment Trusts
Real Estate	31,222	0	0	31,222
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	166,689	0	166,689
U.S. Treasury Bills	0	56,383	0	56,383

$90,427	$7,381,903	$1,411,958	$8,884,288
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	4,244	0	401,711	405,955
Short-Term Instruments
Central Funds Used for Cash Management Purposes	410,074	0	0	410,074

$414,318	$0	$401,711	$816,029

Total Investments	$504,745	$7,381,903	$1,813,669	$9,700,317

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,527	0	1,527
Over the counter	0	6,738	1,301	8,039

$0	$8,265	$1,301	$9,566
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,261)	0	(3,261)
Over the counter	0	(43,405)	(5,563)	(48,968)

$0	$(46,666)	$(5,563)	$(52,229)

Total Financial Derivative Instruments	$0	$(38,401)	$(4,262)	$(42,663)

Totals	$504,745	$7,343,502	$1,809,407	$9,657,654

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$568,000	$308,740	$(303,146)	$1,909	$7,056	$30,537	$203,864	$0	$816,960	$(4,011)
Corporate Bonds & Notes
Banking & Finance	61,252	0	(63,025)	0	571	1,477	0	(275)	0	7
Industrials	188,223	117,259	(162,872)	(332)	(50,670)	48,531	33,129	0	173,268	22,131

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	8,463	5,185	(1,649)	105	166	286	0	(7,399)	5,157	8
Asset-Backed Securities
Automobile ABS Other	23,922	0	0	0	0	(8,343)	0	0	15,579	(8,343)
Automobile Sequential	0	17,100	0	0	0	39	0	0	17,139	39
Home Equity Other	1,305	0	(275)	24	27	(4)	0	(1,077)	0	(7)
Home Equity Sequential	62	0	(47)	0	10	(25)	0	0	0	0
Whole Loan Collateral	536	0	(80)	3	12	10	0	(481)	0	0
Other ABS	109,196	69,097	(4,826)	(309)	(2,480)	(6,882)	6,636	(394)	170,038	(6,118)
Common Stocks
Communication Services(3)(4)	71,603	1,227	0	0	0	18,273	0	0	91,103	18,273
Consumer Discretionary(4)	272	0	0	0	0	0	0	0	272	0
Energy	3,964	0	(4,288)	0	4,008	(3,684)	0	0	0	0
Financials	65,286	285	0	0	0	(6,327)	0	0	59,244	(6,327)
Industrials	7,740	2,367	(14)	0	0	278	0	0	10,371	278
Warrants
Financials	34	0	0	0	0	(7)	0	0	27	(7)
Preferred Securities
Industrials	0	52,800	0	0	0	0	0	0	52,800	0

	$1,109,858	$574,060	$(540,222)	$1,400	$(41,300)	$74,159	$243,629	$(9,626)	$1,411,958	$15,923
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$400,499	$112,516	$(83,407)	$0	$64,031	$(91,928)	$0	$0	$401,711	$(29,851)

Financial Derivative Instruments- Assets
Over the counter	$1,705	$19	$0	$0	$0	$(423)	$0	$0	$1,301	$(423)

Financial Derivative Instruments- Liabilities
Over the counter	$(6,737)	$28	$(1,096)	$0	$1,749	$493	$0	$0	$(5,563)	$493

Totals	$1,505,325	$686,623	$(624,725)	$(1,400)	$24,480	$(17,699)	$243,629	$(9,626)	$1,809,407	$(13,858)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$15,953	Comparable Companies			EBITDA Multiple		X	14.000	—
		239,367	Discounted Cash Flow			Discount Rate			5.423 - 14.360	9.011
		12,374	Discounted Cash Flow/Indicative Market Quotation			Discount Rate/Broker Quote		%/ %	7.261/90.000	—
		164,502	Indicative Market Quotation			Broker Quote			74.500 - 100.500	88.767
		67,213	Other Valuation Techniques(5)			—			-	—
		62,925	Recent Transaction			Purchase Price			95.750 - 99.000	98.248
		254,626	Third Party Vendor			Broker Quote			37.500 - 116.500	107.781
Corporate Bonds & Notes
Industrials		138,675	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.900/10.000	—
		1,095	Discounted Cash Flow			Discount Rate			6.950	—
		33,129	Indicative Market Quotation			Broker Quote			60.000 - 82.000	67.138
		369	Proxy pricing			Base Price			98.000	—
Non-Agency Mortgage-Backed Securities		4,311	Recent Transaction			Purchase Price			0.700 - 95.664	41.078
		846	Recent Transaction			Purchase Price			70.750	—
Asset-Backed Securities
Automobile ABS Other		15,579	Discounted Cash Flow			Discount Rate			16.000	—
Automobile Sequential		17,139	Proxy pricing			Base Price			100.000	—
Other ABS		162,520	Discounted Cash Flow			Discount Rate			4.642 - 25.000	11.297
		7,518	Recent Transaction			Purchase Price			89.500	—
Common Stocks
Communication Services		70,805	Comparable Companies			EBITDA Multiple		X	4.609	—
		20,298	Discounted Cash Flow			Discount Rate			13.210	—
Consumer Discretionary		272	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.500/20.750	—
Financials		59,128	Comparable Companies			EBITDA Multiple		X	4.660	—
		116	Indicative Market Quotation			Broker Quote			$4.500	—
Industrials		2,688	Comparable Companies			EBITDA Multiple		X/ %	11.000/9.750	—
		7,683	Indicative Market Quotation			Broker Quote			1.063 - 25.188	2.742
Warrants
Financials		27	Option Pricing Model			Volatility			32.500	—
Preferred Securities
Industrials		52,800	Other Valuation Techniques(5)			—			—	—
Investments in Affiliates, at Value

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	March 31, 2025 (Unaudited)

Affiliated Investments	164,438	Comparable Companies	EBITDA Multiple	X	14.000	—
	82,778	Comparable Companies/Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
	154,492	Sum of the parts	Discount rate/mortality assumption		15.323/2015 ANB VBT Mortality Table	—
	3	Expected Recovery	Price		$0.000(6)	—
Financial Derivative Instruments- Assets
Over the counter	1,301	Indicative Market Quotation	Broker Quote		0.329 - 5.703	5.546
Financial Derivative Instruments- Liabilities
Over the counter	(5,563)	Indicative Market Quotation	Broker Quote		$(19.768) - 98.500	83.899

Total	$1,809,407

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Sector type updated from Utilities to Communication Services since prior fiscal year end.
(4)			Sector type updated from Industrials to Communication Services and Consumer Discretionary since prior fiscal year end.
(5)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(6)			Input Value is 0.0001.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PCILS I LLC	03/07/2013	0.0%
PDILS I LLC	03/12/2013	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$619,008	$2,500,429	$(2,709,700)	$249	$88	$410,074	$24,653	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2025 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2025	Dividend Income	Shares Held at 03/31/2025
Amsurg Equity	$174,118	$0	$0	$0	$(9,680)	$164,438	$0	3,517,243
Incora New Equity	0	112,516	0	0	(29,738)	82,778	0	2,316,329
Market Garden Dogwood LLC	144,925	0	0	0	9,567	154,492	7,775	147,000,000
Neiman Marcus Group Ltd. LLC	81,453	0	(83,407)	64,031	(62,077)	0	0	0
Oi SA	0	0	0	0	4,244	4,244	0	24,221,572
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NXN	Natixis New York
BNY	Bank of New York Mellon	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BOM	Bank of Montreal	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SGY	Societe Generale, NY
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.	WFS	Wells Fargo Securities, LLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	HUF	Hungarian Forint	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CZK	Czech Koruna	JPY	Japanese Yen	ZAR	South African Rand
DOP	Dominican Peso	KWD	Kuwaiti Dinar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR012M	12 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
EUR001M	1 Month EUR Swap Rate	JIBA3M	3 Month JIBAR rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	PENAAA	Penultimate AAA Sub-Index	US0003M	ICE 3-Month USD LIBOR
EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation